Quarterly Holdings Report
for
Fidelity® Series Global ex U.S. Index Fund
July 31, 2021
SGX-NPRT3-0921
1.899285.111

Common Stocks - 92.5%
	Shares	Value ($)
Argentina - 0.0%
YPF SA Class D sponsored ADR (a)	195,290	851,464

Australia - 4.1%
Afterpay Ltd. (a)	219,412	15,563,758
AGL Energy Ltd.	638,868	3,389,665
Ampol Ltd.	235,421	4,880,575
APA Group unit	1,154,140	8,071,583
Aristocrat Leisure Ltd.	566,987	17,325,713
ASX Ltd.	199,889	11,278,882
Aurizon Holdings Ltd.	1,787,324	5,062,883
AusNet Services	1,861,205	2,492,668
Australia & New Zealand Banking Group Ltd.	2,857,361	58,104,389
BHP Group Ltd.	2,953,135	115,995,663
BlueScope Steel Ltd.	519,390	9,220,124
Brambles Ltd.	1,497,573	12,770,310
Cochlear Ltd.	66,848	12,035,498
Coles Group Ltd.	1,350,246	17,330,457
Commonwealth Bank of Australia	1,781,491	130,277,145
Computershare Ltd.	544,505	6,233,526
Crown Ltd. (a)	372,826	2,355,682
CSL Ltd.	457,750	97,050,600
Dexus unit	1,122,807	8,470,431
Dominos Pizza Enterprises Ltd.	63,042	5,396,622
Endeavour Group Ltd. (a)	1,383,127	6,729,501
Evolution Mining Ltd.	1,751,488	5,372,677
Fortescue Metals Group Ltd.	1,698,720	31,052,947
Goodman Group unit	1,679,739	27,907,795
Insurance Australia Group Ltd.	2,521,260	8,973,599
Lendlease Group unit	704,668	6,293,358
Macquarie Group Ltd.	345,443	39,774,675
Magellan Financial Group Ltd.	141,980	5,091,864
Medibank Private Ltd.	2,725,520	6,620,407
Mirvac Group unit	4,113,086	8,632,590
National Australia Bank Ltd.	3,300,934	62,812,583
Newcrest Mining Ltd.	833,380	16,200,646
Northern Star Resources Ltd.	1,139,334	8,544,945
Orica Ltd.	397,593	3,615,075
Origin Energy Ltd.	1,730,401	5,219,103
Qantas Airways Ltd.	850,114	2,863,500
QBE Insurance Group Ltd.	1,472,352	11,766,487
Ramsay Health Care Ltd.	179,525	8,450,087
REA Group Ltd.	56,783	6,736,405
Reece Ltd.	296,422	5,114,113
Rio Tinto Ltd.	371,940	36,416,745
Santos Ltd.	1,927,273	9,122,424
Scentre Group unit	5,274,056	10,062,952
SEEK Ltd.	333,039	7,153,608
Sonic Healthcare Ltd.	447,330	13,137,490
South32 Ltd.	4,779,813	10,417,767
Stockland Corp. Ltd. unit	2,497,387	8,063,913
Suncorp Group Ltd.	1,290,617	10,929,757
Sydney Airport unit (a)	1,278,209	7,325,887
Tabcorp Holdings Ltd.	2,216,786	8,052,603
Telstra Corp. Ltd.	4,063,661	11,272,405
The GPT Group unit	1,944,189	6,662,890
Transurban Group unit	2,757,052	28,932,655
Treasury Wine Estates Ltd.	723,999	6,327,862
Vicinity Centres unit	3,783,150	4,317,091
Washington H. Soul Pattinson & Co. Ltd. (b)	110,056	2,636,964
Wesfarmers Ltd.	1,126,626	50,548,992
Westpac Banking Corp.	3,681,270	66,124,613
WiseTech Global Ltd.	147,017	3,321,885
Woodside Petroleum Ltd.	957,872	15,401,292
Woolworths Group Ltd.	1,274,248	36,244,743
TOTAL AUSTRALIA		1,173,553,069
Austria - 0.1%
Erste Group Bank AG	284,120	11,024,492
OMV AG	148,987	8,045,015
Raiffeisen International Bank-Holding AG	145,218	3,438,406
Verbund AG	66,830	6,171,721
Voestalpine AG	124,560	5,493,691
TOTAL AUSTRIA		34,173,325
Bailiwick of Jersey - 0.5%
Experian PLC	924,637	40,707,899
Ferguson PLC	225,666	31,649,882
Glencore Xstrata PLC	10,013,380	44,971,586
Polymetal International PLC	363,251	7,913,738
WPP PLC	1,227,278	15,872,425
TOTAL BAILIWICK OF JERSEY		141,115,530
Belgium - 0.5%
Ageas	178,736	9,447,860
Anheuser-Busch InBev SA NV	765,637	48,321,007
Colruyt NV	60,718	3,452,961
Elia System Operator SA/NV (b)	29,014	3,433,181
Groupe Bruxelles Lambert SA	110,957	12,912,191
KBC Groep NV	255,505	20,580,002
Proximus	167,064	3,433,463
Sofina SA	15,245	7,146,948
Solvay SA Class A	76,009	10,143,639
UCB SA	129,307	13,989,207
Umicore SA	196,500	12,186,370
TOTAL BELGIUM		145,046,829
Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)	3,882,000	6,034,443
Alibaba Pictures Group Ltd. (a)(b)	11,510,000	1,392,252
Beijing Enterprises Water Group Ltd.	4,318,000	1,583,588
Brilliance China Automotive Holdings Ltd. (c)	2,884,000	2,709,149
China Gas Holdings Ltd.	3,085,800	9,530,018
China Resource Gas Group Ltd.	886,000	5,461,148
China Youzan Ltd. (a)	12,756,000	1,822,016
CK Infrastructure Holdings Ltd.	633,131	3,825,110
Cosco Shipping Ports Ltd.	1,756,345	1,252,086
Credicorp Ltd. (United States) (a)	70,768	7,144,737
GOME Electrical Appliances Holdings Ltd. (a)	11,295,418	1,235,481
HengTen Networks Group Ltd. (a)(b)(c)	2,628,000	1,156,555
Hongkong Land Holdings Ltd.	1,132,045	5,139,484
Hopson Development Holdings Ltd.	614,000	2,034,512
Jardine Matheson Holdings Ltd.	221,664	13,175,708
Kunlun Energy Co. Ltd.	3,666,000	3,170,125
Nine Dragons Paper (Holdings) Ltd.	1,547,000	1,948,892
Shenzhen International Holdings Ltd.	1,157,959	1,525,836
TOTAL BERMUDA		70,141,140
Brazil - 1.0%
Ambev SA	4,353,230	13,908,270
Americanas SA (a)	413,910	3,902,075
Atacadao SA	547,900	1,997,719
B3 SA - Brasil Bolsa Balcao	6,169,475	18,064,512
Banco Bradesco SA	469,308	1,860,742
Banco do Brasil SA	831,000	5,046,711
Banco Inter SA unit	331,869	4,522,836
Banco Santander SA (Brasil) unit	385,000	2,996,765
BB Seguridade Participacoes SA	761,100	3,122,874
BRF SA (a)	437,000	2,149,655
BTG Pactual Participations Ltd. unit	1,146,800	6,442,734
CCR SA	1,115,700	2,784,832
Centrais Eletricas Brasileiras SA (Electrobras)	339,330	2,622,384
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	325,600	2,216,824
Companhia Siderurgica Nacional SA (CSN)	669,200	6,006,835
Cosan SA	1,065,332	5,226,176
CPFL Energia SA	213,700	1,038,906
Energisa SA unit	170,300	1,397,845
ENGIE Brasil Energia SA	233,050	1,697,228
Equatorial Energia SA	941,800	4,376,050
Hapvida Participacoes e Investimentos SA (d)	1,038,600	2,837,667
Hypermarcas SA	468,500	3,206,840
JBS SA	1,026,300	6,315,541
Klabin SA unit (a)	722,200	3,391,737
Localiza Rent A Car SA	596,841	7,122,098
Lojas Renner SA	927,654	7,356,043
Magazine Luiza SA	2,916,732	11,536,443
Natura & Co. Holding SA (a)	931,119	9,609,302
Notre Dame Intermedica Participacoes SA	499,310	7,669,524
Petrobras Distribuidora SA	1,226,150	6,669,578
Petroleo Brasileiro SA - Petrobras (ON)	2,722,211	14,373,504
Raia Drogasil SA	1,063,700	5,154,858
Rede D'Oregon Sao Luiz SA (d)	220,400	2,919,906
Rumo SA (a)	1,361,700	5,401,569
Suzano Papel e Celulose SA (a)	719,595	7,470,552
Telefonica Brasil SA	473,040	3,742,904
TIM SA	786,703	1,709,879
Totvs SA	503,700	3,419,734
Ultrapar Participacoes SA	686,100	2,329,045
Vale SA	3,150,286	65,785,073
Vale SA sponsored ADR	809,201	17,009,405
Via Varejo SA (a)	1,408,100	3,403,826
Weg SA	1,700,532	11,659,578
TOTAL BRAZIL		301,476,579
British Virgin Islands - 0.0%
Mail.Ru Group Ltd. unit (a)	113,143	2,355,865

Canada - 6.7%
Agnico Eagle Mines Ltd. (Canada)	249,537	16,143,100
Air Canada (a)	154,452	3,092,506
Algonquin Power & Utilities Corp.	605,800	9,653,177
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	855,409	34,481,018
AltaGas Ltd. (b)	284,273	6,017,674
ATCO Ltd. Class I (non-vtg.)	67,071	2,423,502
B2Gold Corp.	1,111,165	4,658,058
Ballard Power Systems, Inc. (a)	258,074	4,178,499
Bank of Montreal (b)	649,807	64,340,060
Bank of Nova Scotia	1,215,945	75,894,227
Barrick Gold Corp. (Canada)	1,790,697	38,983,112
Bausch Health Cos., Inc. (Canada) (a)	303,530	8,880,126
BCE, Inc.	78,726	3,929,359
BlackBerry Ltd. (a)	528,771	5,382,648
Brookfield Asset Management Reinsurance Partners Ltd. (a)	8,566	463,728
Brookfield Asset Management, Inc. (Canada) Class A	1,291,037	69,694,888
Brookfield Renewable Corp.	125,209	5,313,053
CAE, Inc. (a)	289,155	8,823,446
Cameco Corp.	414,014	7,363,715
Canadian Apartment Properties (REIT) unit	87,409	4,368,348
Canadian Imperial Bank of Commerce	448,698	52,174,270
Canadian National Railway Co.	715,165	77,707,412
Canadian Natural Resources Ltd.	1,198,878	39,562,205
Canadian Pacific Railway Ltd.	672,630	49,945,851
Canadian Tire Ltd. Class A (non-vtg.) (b)	57,628	8,865,917
Canadian Utilities Ltd. Class A (non-vtg.)	132,943	3,894,731
CCL Industries, Inc. Class B	156,281	8,962,733
Cenovus Energy, Inc. (Canada)	1,312,490	10,951,443
CGI, Inc. Class A (sub. vtg.) (a)	223,446	20,326,135
Constellation Software, Inc.	20,280	32,484,899
Dollarama, Inc.	294,808	13,882,631
Emera, Inc. (b)	246,516	11,497,889
Empire Co. Ltd. Class A (non-vtg.)	185,517	6,092,202
Enbridge, Inc.	2,031,904	80,097,017
Fairfax Financial Holdings Ltd. (sub. vtg.)	26,859	11,314,106
First Quantum Minerals Ltd.	582,902	12,484,083
FirstService Corp.	40,897	7,617,542
Fortis, Inc.	471,156	21,367,431
Franco-Nevada Corp.	193,190	30,900,180
George Weston Ltd.	80,425	8,340,323
GFL Environmental, Inc.	153,148	5,334,893
Gildan Activewear, Inc.	193,458	6,669,308
Great-West Lifeco, Inc.	273,491	8,229,282
Hydro One Ltd. (d)	336,732	8,313,038
iA Financial Corp, Inc.	110,250	6,099,275
IGM Financial, Inc. (b)	87,348	3,082,665
Imperial Oil Ltd.	259,755	7,116,404
Intact Financial Corp.	159,886	21,786,326
Inter Pipeline Ltd.	404,578	6,479,215
Ivanhoe Mines Ltd. (a)	614,117	4,558,130
Keyera Corp. (b)	235,351	6,300,676
Kinross Gold Corp.	1,274,544	8,346,445
Kirkland Lake Gold Ltd.	270,310	11,559,024
Lightspeed POS, Inc. (Canada) (a)	95,746	8,198,577
Loblaw Companies Ltd.	181,586	12,284,273
Lundin Mining Corp.	670,105	6,107,001
Magna International, Inc. Class A (sub. vtg.)	289,123	24,240,354
Manulife Financial Corp.	1,946,027	37,622,773
Metro, Inc.	260,828	13,526,428
National Bank of Canada	340,769	26,082,103
Northland Power, Inc. (b)	238,591	8,372,486
Nutrien Ltd.	574,741	34,173,042
Nuvei Corp. (d)	57,769	4,745,708
Onex Corp. (sub. vtg.)	75,738	5,773,232
Open Text Corp.	270,676	14,058,837
Pan American Silver Corp.	212,140	5,954,769
Parkland Corp. (b)	147,685	4,700,682
Pembina Pipeline Corp. (b)	548,126	18,118,561
Power Corp. of Canada (sub. vtg.) (b)	568,022	18,129,718
Quebecor, Inc. Class B (sub. vtg.)	175,406	4,589,012
Restaurant Brands International, Inc.	161,484	11,017,568
Restaurant Brands International, Inc.	113,857	7,763,909
RioCan (REIT)	165,188	2,991,020
Ritchie Bros. Auctioneers, Inc.	106,753	6,373,007
Rogers Communications, Inc. Class B (non-vtg.)	350,743	17,902,624
Royal Bank of Canada	1,424,962	144,118,071
Saputo, Inc.	250,533	7,229,231
Shaw Communications, Inc. Class B	453,997	13,260,380
Shopify, Inc. Class A (a)	112,867	169,445,248
Sun Life Financial, Inc.	588,285	30,640,237
Suncor Energy, Inc.	1,556,304	30,637,084
TC Energy Corp.	943,200	45,980,622
Teck Resources Ltd. Class B (sub. vtg.)	469,584	10,719,583
TELUS Corp.	431,681	9,587,913
The Toronto-Dominion Bank	1,821,440	121,103,277
Thomson Reuters Corp.	177,935	18,854,606
TMX Group Ltd.	57,165	6,277,795
Toromont Industries Ltd.	80,629	6,813,655
West Fraser Timber Co. Ltd.	89,919	6,449,865
Wheaton Precious Metals Corp.	456,040	21,065,714
WSP Global, Inc. (b)	112,148	13,311,957
Yamana Gold, Inc.	928,083	4,158,371
TOTAL CANADA		1,938,807,218
Cayman Islands - 6.4%
21Vianet Group, Inc. ADR (a)	84,594	1,466,014
3SBio, Inc. (a)(d)	1,356,500	1,129,377
51job, Inc. sponsored ADR (a)	28,628	2,061,789
AAC Technology Holdings, Inc.	743,000	4,450,648
Abu Dhabi Islamic Bank	1,316,415	1,981,889
Agile Property Holdings Ltd.	1,092,000	1,194,418
Agora, Inc. ADR (a)	45,821	1,447,027
Airtac International Group	134,000	4,334,458
Akeso, Inc. (a)(d)	266,000	1,764,514
Alibaba Group Holding Ltd. (a)	15,212,724	371,536,632
Anta Sports Products Ltd.	1,099,000	23,942,492
Autohome, Inc. ADR Class A	71,311	3,230,388
Baidu.com, Inc. sponsored ADR (a)	272,132	44,632,369
Baozun, Inc. sponsored ADR (a)	55,868	1,381,057
BeiGene Ltd. ADR (a)	45,628	14,445,369
Bilibili, Inc. ADR (a)(b)	164,022	14,037,003
Bosideng International Holdings Ltd.	3,192,000	1,992,138
Budweiser Brewing Co. APAC Ltd. (d)	1,764,658	4,927,595
Burning Rock Biotech Ltd. ADR (a)	40,995	933,866
Chailease Holding Co. Ltd.	1,248,294	10,369,138
China Aoyuan Group Ltd.	1,168,000	745,486
China Conch Venture Holdings Ltd.	1,537,500	5,608,967
China East Education Holdings Ltd. (d)	459,000	533,944
China Education Group Holdings Ltd.	737,000	1,335,318
China Evergrande Group (b)	1,832,000	1,240,012
China Feihe Ltd. (d)	3,643,000	6,994,275
China Hongqiao Group Ltd.	2,130,000	2,823,134
China Huishan Dairy Holdings Co. Ltd. (c)	958,000	1
China Liansu Group Holdings Ltd.	1,028,000	2,140,358
China Literature Ltd. (a)(d)	440,800	4,084,029
China Medical System Holdings Ltd.	1,293,000	2,622,222
China Meidong Auto Holding Ltd.	532,000	2,868,404
China Mengniu Dairy Co. Ltd.	3,241,000	17,578,885
China Overseas Property Holdings Ltd.	1,250,000	1,169,389
China Resources Cement Holdings Ltd.	2,234,000	1,842,705
China Resources Land Ltd.	3,210,465	10,741,279
China Resources Mixc Lifestyle Services Ltd. (d)	318,200	1,926,524
China State Construction International Holdings Ltd.	1,947,750	1,213,091
China Yuhua Education Corp. Ltd. (d)	1,196,000	740,271
Chindata Group Holdings Ltd. ADR (a)	80,398	1,003,367
Chow Tai Fook Jewellery Group Ltd.	2,043,800	4,276,354
CIFI Holdings Group Co. Ltd.	3,125,115	1,882,030
CK Asset Holdings Ltd.	1,980,639	13,495,407
CK Hutchison Holdings Ltd.	2,726,223	19,926,197
Country Garden Holdings Co. Ltd.	7,928,858	7,754,235
Country Garden Services Holdings Co. Ltd.	1,470,000	11,926,613
Dali Foods Group Co. Ltd. (d)	1,841,000	997,357
Daqo New Energy Corp. ADR (a)	50,808	3,010,374
ENN Energy Holdings Ltd.	788,000	16,477,613
ESR Cayman Ltd. (a)(d)	1,854,191	6,513,761
Ever Sunshine Lifestyle Services Group Ltd.	686,000	1,368,266
Futu Holdings Ltd. ADR (a)(b)	49,472	5,068,901
Gaotu Techedu, Inc. ADR (a)(b)	116,857	372,774
GDS Holdings Ltd. ADR (a)	94,059	5,545,719
Geely Automobile Holdings Ltd.	6,001,000	20,038,984
Genscript Biotech Corp.	1,200,000	5,265,630
Greentown China Holdings Ltd.	734,500	809,059
Greentown Service Group Co. Ltd.	1,366,000	1,485,327
Haidilao International Holding Ltd. (b)(d)	1,065,000	4,001,724
Haitian International Holdings Ltd.	590,000	2,159,976
Hansoh Pharmaceutical Group Co. Ltd. (d)	1,244,000	4,458,208
Hengan International Group Co. Ltd.	731,500	4,344,109
Huazhu Group Ltd. ADR (a)	179,577	8,077,373
Hutchison China Meditech Ltd. sponsored ADR (a)	82,090	3,451,885
HUYA, Inc. ADR (a)	75,701	968,216
I-Mab ADR (a)	30,431	2,376,052
Innovent Biologics, Inc. (a)(d)	1,170,500	11,936,731
iQIYI, Inc. ADR (a)(b)	287,612	3,209,750
JD Health International, Inc. (d)	266,250	2,859,109
JD.com, Inc. sponsored ADR (a)	870,308	61,687,431
Jinxin Fertility Group Ltd. (d)	1,244,000	2,333,956
Jiumaojiu International Holdings Ltd. (d)	682,000	2,031,656
JOYY, Inc. ADR (b)	64,490	3,446,991
Kaisa Group Holdings Ltd.	3,105,285	843,138
KE Holdings, Inc. ADR (a)	366,366	8,056,388
Kingboard Chemical Holdings Ltd.	636,000	3,330,936
Kingboard Laminates Holdings Ltd.	890,000	1,779,737
Kingdee International Software Group Co. Ltd. (a)	2,607,000	8,118,412
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	51,436	1,491,644
Kingsoft Corp. Ltd.	976,800	4,550,184
Kuaishou Technology Class B (b)(d)	274,200	3,884,807
KWG Property Holding Ltd.	1,210,000	1,326,599
Lee & Man Paper Manufacturing Ltd.	1,297,000	968,016
Legend Biotech Corp. ADR (a)	123	5,293
Li Ning Co. Ltd.	2,268,000	23,902,408
Logan Property Holdings Co. Ltd.	1,308,000	1,393,647
Longfor Properties Co. Ltd. (d)	1,887,000	8,802,269
Lufax Holding Ltd. ADR (a)(b)	159,361	1,195,208
Meituan Class B (a)(d)	3,628,390	100,402,728
Melco Crown Entertainment Ltd. sponsored ADR (a)	225,681	3,141,480
Microport Scientific Corp.	675,300	5,087,898
Ming Yuan Cloud Group Holdings Ltd.	357,000	1,332,235
Minth Group Ltd.	716,000	3,022,050
Momo, Inc. ADR	150,118	1,859,962
NetEase, Inc. ADR	405,701	41,466,699
New Oriental Education & Technology Group, Inc. sponsored ADR	1,518,068	3,294,208
NIO, Inc. sponsored ADR (a)	1,299,965	58,082,436
Noah Holdings Ltd. sponsored ADR (a)	34,856	1,345,442
OneConnect Financial Technology Co. Ltd. ADR (a)	107,222	850,270
Perennial Energy Holdings Ltd.	720,000	138,976
Pinduoduo, Inc. ADR (a)	441,962	40,488,139
Ping An Healthcare and Technology Co. Ltd. (a)(d)	435,700	4,064,810
Powerlong Real Estate Holding Ltd.	1,337,000	904,965
RLX Technology, Inc. ADR (b)	126,534	551,688
Sands China Ltd. (a)	2,518,865	8,605,659
Sany Heavy Equipment International Holdings Co. Ltd.	992,000	1,088,868
Sea Ltd. ADR (a)	12,904	3,563,569
Seazen Group Ltd.	1,988,000	1,481,186
Shenzhou International Group Holdings Ltd.	845,500	18,764,419
Shimao Property Holdings Ltd.	1,151,000	2,269,075
Shimao Services Holdings Ltd. (d)	548,000	1,269,310
Silergy Corp.	79,000	10,729,455
Sino Biopharmaceutical Ltd.	10,461,000	8,884,477
Smoore International Holdings Ltd. (d)	1,188,000	5,105,962
SSY Group Ltd.	1,400,000	898,966
Sunac China Holdings Ltd.	2,722,000	7,057,939
Sunac Services Holdings Ltd. (d)	580,000	1,567,336
Sunny Optical Technology Group Co. Ltd.	725,500	21,957,831
TAL Education Group ADR (a)	410,317	2,490,624
Tencent Holdings Ltd.	5,791,500	349,274,635
Tencent Music Entertainment Group ADR (a)	663,563	7,013,861
Tingyi (Cayman Islands) Holding Corp.	1,854,000	3,340,046
Tongcheng-Elong Holdings Ltd. (a)	910,400	2,050,147
Topsports International Holdings Ltd. (d)	1,819,000	2,537,328
Trip.com Group Ltd. ADR (a)	500,072	12,966,867
Uni-President China Holdings Ltd.	1,268,000	1,272,707
Up Fintech Holdings Ltd. ADR (a)	75,640	1,206,458
Vinda International Holdings Ltd. (b)	347,000	977,886
Vipshop Holdings Ltd. ADR (a)	442,878	7,365,061
Want Want China Holdings Ltd.	4,618,000	3,113,866
Weibo Corp. sponsored ADR (a)	65,278	3,681,679
Weimob, Inc. (a)(b)(d)	1,713,000	2,314,522
WH Group Ltd. (d)	9,992,743	8,281,048
Wharf Real Estate Investment Co. Ltd.	1,668,349	9,413,935
Wuxi Biologics (Cayman), Inc. (a)(d)	3,404,500	52,001,210
Wynn Macau Ltd. (a)	1,704,747	2,191,493
Xiaomi Corp. Class B (a)(d)	14,523,600	47,376,934
Xinyi Glass Holdings Ltd.	1,900,467	7,092,070
Xinyi Solar Holdings Ltd.	4,881,450	9,799,144
XPeng, Inc. ADR (a)	389,467	15,785,098
Yadea Group Holdings Ltd. (d)	1,116,000	1,915,732
Yihai International Holding Ltd.	451,000	2,713,144
Zai Lab Ltd. ADR (a)	74,995	10,845,027
Zhen Ding Technology Holding Ltd.	741,230	2,781,994
Zhenro Properties Group Ltd.	1,337,000	746,682
Zhongsheng Group Holdings Ltd. Class H	599,500	5,508,104
ZTO Express, Inc. sponsored ADR	455,820	12,334,489
TOTAL CAYMAN ISLANDS		1,839,346,125
Chile - 0.1%
Banco de Chile	42,612,368	3,902,514
Banco de Credito e Inversiones	48,723	2,009,567
Banco Santander Chile	61,538,266	3,036,834
Cencosud SA	1,578,722	2,863,349
Cencosud Shopping SA	541,396	833,905
Colbun SA	8,543,515	1,249,636
Compania Cervecerias Unidas SA	148,443	1,603,779
Empresas CMPC SA	1,085,700	2,346,269
Empresas COPEC SA	359,901	3,106,336
Enel Americas SA	19,707,014	2,738,885
Enel Chile SA	24,914,514	1,293,190
Falabella SA	961,952	3,739,379
TOTAL CHILE		28,723,643
China - 3.0%
360 Security Technology, Inc. (A Shares) (a)	355,500	656,922
A-Living Smart City Services C (H Shares) (d)	541,000	2,067,609
Addsino Co. Ltd. (A Shares)	89,800	273,370
AECC Aero-Engine Control Co. Ltd. (A Shares)	61,200	195,398
AECC Aviation Power Co. Ltd.	149,452	1,268,669
Agricultural Bank of China Ltd.:
(A Shares)	1,137,100	515,628
(H Shares)	30,914,000	10,303,142
Aier Eye Hospital Group Co. Ltd. (A Shares)	315,200	2,863,481
Air China Ltd.:
(A Shares)	774,100	788,303
(H Shares)	1,052,000	671,448
Aluminum Corp. of China Ltd.:
(A shares) (a)	463,800	428,524
(H Shares) (a)	4,866,000	2,968,009
Angel Yeast Co. Ltd. (A Shares)	41,700	301,838
Anhui Conch Cement Co. Ltd.:
(A Shares)	129,900	711,676
(H Shares)	1,405,500	6,718,996
Anhui Gujing Distillery Co. Ltd. (B Shares)	158,900	2,146,980
Anhui Honglu Steel Construction Group Co. Ltd.	37,000	293,185
Anhui Kouzi Distillery Co. Ltd. (A Shares)	31,400	267,034
Apeloa Pharmaceutical Co. Ltd. A Shares	70,000	299,221
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	13,100	805,327
Autobio Diagnostics Co. Ltd.	35,200	336,450
Avary Holding Shenzhen Co. Ltd. (A Shares)	118,700	677,320
AVIC Capital Co. Ltd. (A Shares)	584,900	350,318
AVIC Electromechanical Systems Co. Ltd. (A Shares)	200,500	307,199
AviChina Industry & Technology Co. Ltd. (H Shares)	2,342,000	1,753,980
Avicopter PLC (A Shares)	35,900	283,635
Bank of Beijing Co. Ltd. (A Shares)	1,592,200	1,057,122
Bank of Chengdu Co. Ltd. (A Shares)	202,100	338,113
Bank of China Ltd.:
(A Shares)	1,564,300	723,871
(H Shares)	80,626,024	28,016,773
Bank of Communications Co. Ltd.:
(A Shares)	753,200	498,912
(H Shares)	10,585,200	6,129,518
Bank of Hangzhou Co. Ltd. (A Shares)	306,931	574,773
Bank of Jiangsu Co. Ltd. (A Shares)	989,960	959,096
Bank of Nanjing Co. Ltd. (A Shares)	590,500	797,819
Bank of Ningbo Co. Ltd. (A Shares)	371,100	1,860,827
Bank of Shanghai Co. Ltd. (A Shares)	1,062,500	1,175,723
Baoshan Iron & Steel Co. Ltd. (A Shares)	1,355,400	1,661,356
BBMG Corp. (A Shares)	477,800	187,084
Beijing BDStar Navigation Co. Ltd. (A Shares) (a)	26,800	177,355
Beijing Capital International Airport Co. Ltd. (H Shares)	1,812,000	1,039,939
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	239,800	293,930
Beijing E-Hualu Information Technology Co. Ltd. (A Shares)	39,800	162,675
Beijing Enlight Media Co. Ltd. (A Shares)	153,700	211,468
Beijing New Building Materials PLC (A Shares)	87,000	436,922
Beijing Originwater Technology Co. Ltd. (A Shares)	167,400	179,280
Beijing Shiji Information Technology Co. Ltd. (A Shares)	64,680	202,205
Beijing Shunxin Agriculture Co. Ltd.	38,600	186,505
Beijing Sinnet Technology Co. Ltd. (A Shares)	72,700	181,709
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	67,080	383,807
Beijing United Information Technology Co. Ltd. (A Shares)	26,400	399,302
Beijing Yanjing Brewery Co. Ltd. (A Shares)	219,300	212,123
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)	17,200	422,264
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	2,539,500	1,890,442
Betta Pharmaceuticals Co. Ltd. (A Shares)	21,800	278,039
BGI Genomics Co. Ltd.	22,000	382,700
BOC International China Co. Ltd.	152,400	350,489
BOE Technology Group Co. Ltd. (A Shares)	2,068,300	1,837,365
By-Health Co. Ltd. (A Shares)	80,300	341,012
BYD Co. Ltd.:
(A Shares)	33,200	1,360,124
(H Shares)	886,000	27,384,885
C&S Paper Co. Ltd. (A Shares)	75,600	229,323
Caitong Securities Co. Ltd.	209,200	315,025
CanSino Biologics, Inc.:
(A Shares) (a)	10,359	976,349
(H Shares) (a)(b)(d)	68,800	2,912,722
CGN Power Co. Ltd. (H Shares) (d)	9,877,000	2,135,252
Chacha Food Co. Ltd. (A Shares)	27,900	162,915
Changchun High & New Technology Industry Group, Inc. (A Shares)	24,900	1,178,284
Changjiang Securities Co. Ltd. (A Shares)	305,600	326,342
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	14,900	475,240
Chaozhou Three-Circle Group Co. (A Shares)	93,100	669,997
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)	89,800	219,307
China Bohai Bank Co. Ltd. (H Shares) (d)	2,290,000	892,879
China Cinda Asset Management Co. Ltd. (H Shares)	9,285,000	1,577,141
China CITIC Bank Corp. Ltd.:
(A Shares)	308,300	216,620
(H Shares)	7,875,293	3,526,636
China Communications Services Corp. Ltd. (H Shares)	2,476,000	1,060,986
China Construction Bank Corp.:
(A Shares)	1,574,400	1,403,484
(H Shares)	95,593,649	66,585,171
China CSSC Holdings Ltd. (A Shares)	287,000	656,931
China Eastern Airlines Corp. Ltd. (A Shares)	729,400	497,822
China Everbright Bank Co. Ltd.:
(A Shares)	1,635,600	835,336
(H Shares)	3,687,000	1,257,285
China Fortune Land Development Co. Ltd. (A Shares)	202,930	135,989
China Galaxy Securities Co. Ltd. (H Shares)	3,844,000	2,008,279
China Great Wall Securities Co. Ltd. (A Shares)	112,800	161,132
China Greatwall Technology Group Co. Ltd. (A Shares)	152,400	376,197
China Huarong Asset Management Co. Ltd. (c)(d)	8,859,000	1,162,785
China International Capital Corp. Ltd.	108,600	869,445
China International Capital Corp. Ltd. (H Shares) (d)	1,236,000	2,843,811
China International Travel Service Corp. Ltd. (A Shares)	113,200	4,222,148
China Jushi Co. Ltd. (A Shares)	211,340	487,674
China Life Insurance Co. Ltd.:
(A Shares)	112,700	488,373
(H Shares)	7,885,000	13,142,282
China Longyuan Power Grid Corp. Ltd. (H Shares)	3,355,000	6,268,648
China Merchants Bank Co. Ltd.:
(A Shares)	442,700	3,185,903
(H Shares)	4,667,191	35,554,288
China Merchants Energy Shipping Co. Ltd. (A Shares)	430,560	251,215
China Merchants Property Operation & Service Co. Ltd. (A Shares)	60,900	126,485
China Merchants Securities Co. Ltd. (A Shares)	479,200	1,228,880
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	650,200	941,874
China Minsheng Banking Corp. Ltd.:
(A Shares)	1,905,200	1,173,529
(H Shares)	5,513,332	2,241,898
China Molybdenum Co. Ltd.:
(A Shares)	384,300	410,978
(H Shares)	4,632,000	3,385,568
China National Building Materials Co. Ltd. (H Shares)	3,688,000	3,986,437
China National Chemical Engineering Co. Ltd. (A Shares)	327,100	441,942
China National Medicines Corp. Ltd. (A Shares)	40,000	187,884
China National Nuclear Power Co. Ltd. (A Shares)	808,100	600,311
China National Software & Service Co. Ltd. (A Shares)	27,000	242,360
China Northern Rare Earth Group High-Tech Co. Ltd.	184,600	1,362,762
China Oilfield Services Ltd. (H Shares)	1,744,000	1,270,216
China Pacific Insurance (Group) Co. Ltd.	109,600	441,355
China Pacific Insurance (Group) Co. Ltd. (H Shares)	3,090,000	8,707,978
China Petroleum & Chemical Corp.:
(A Shares)	425,000	262,441
(H Shares)	26,039,800	11,907,237
China Railway Group Ltd.:
(A Shares)	1,068,000	871,068
(H Shares)	3,849,000	1,783,057
China Railway Signal & Communications Corp. (A Shares)	645,958	505,854
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	60,700	224,145
China Shenhua Energy Co. Ltd.:
(A Shares)	31,000	81,561
(H Shares)	3,984,000	7,536,182
China South Publishing & Media Group Co. Ltd. (A Shares)	134,474	172,737
China Southern Airlines Ltd.:
(A Shares) (a)	1,312,000	1,086,320
(H Shares) (a)	942,000	495,780
China State Construction Engineering Corp. Ltd. (A Shares)	2,840,440	1,960,607
China Tower Corp. Ltd. (H Shares) (d)	45,638,000	6,048,930
China TransInfo Technology Co. Ltd. (A Shares)	83,100	198,186
China Vanke Co. Ltd.:
(A Shares)	588,900	1,882,963
(H Shares)	1,856,700	4,838,174
China Yangtze Power Co. Ltd. (A Shares)	1,377,800	4,051,444
China Zheshang Bank Co. Ltd.	1,543,400	864,683
Chongqing Brewery Co. Ltd. (A Shares) (a)	25,500	609,771
Chongqing Changan Automobile Co. Ltd. (A Shares)	320,880	913,757
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares) (a)	42,300	198,883
Chongqing Rural Commercial Bank Co. Ltd.:
(A Shares)	198,300	116,007
(H Shares)	2,615,000	975,853
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	94,000	2,296,955
CITIC Securities Co. Ltd.:
(A Shares)	52,700	184,245
(H Shares)	3,147,000	7,005,797
Contemporary Amperex Technology Co. Ltd.	134,000	11,414,404
COSCO Shipping Energy Transportation Co. Ltd. (A Shares)	293,500	230,750
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	480,870	1,314,282
(H Shares) (b)	3,838,100	5,778,523
CSC Financial Co. Ltd. (A Shares) (a)	284,000	1,159,919
Da An Gene Co. Ltd. of Sun Yat-Sen University (A Shares)	79,840	269,986
DaShenLin Pharmaceutical Group Co. Ltd.	41,400	272,179
DHC Software Co. Ltd. (A Shares)	149,900	164,946
Dong E-E-Jiao Co. Ltd. (A Shares)	53,400	251,982
Dongfang Electric Corp. Ltd. (A Shares)	139,524	251,562
Dongfeng Motor Group Co. Ltd. (H Shares)	2,514,000	2,225,709
Dongxing Securities Co. Ltd. (A Shares)	195,900	312,278
East Money Information Co. Ltd. (A Shares)	596,348	2,865,704
Ecovacs Robotics Co. Ltd. Class A	31,300	828,343
ENN Natural Gas Co. Ltd. (A Shares) (a)	148,700	403,425
Eve Energy Co. Ltd. (A shares)	110,129	1,917,280
Everbright Securities Co. Ltd. (A Shares)	198,200	463,794
Fangda Carbon New Material Co. Ltd. (A Shares)	224,487	305,734
FAW Jiefang Group Co. Ltd. (A Shares)	156,700	267,252
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)	58,500	179,897
Financial Street Holdings Co. Ltd. (A Shares)	177,500	155,484
First Capital Securities Co. Ltd. (A Shares)	221,400	213,469
Flat Glass Group Co. Ltd. (A Shares)	387,200	2,567,770
Focus Media Information Technology Co. Ltd. (A Shares)	947,940	1,100,303
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	195,624	3,470,790
Founder Securities Co. Ltd. (A Shares) (a)	428,400	582,122
Foxconn Industrial Internet Co. Ltd. (A Shares)	607,594	1,055,058
Fu Jian Anjoy Foods Co. Ltd. (A Shares)	13,100	327,731
Fujian Sunner Development Co. Ltd. A Shares	72,200	208,506
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	38,900	290,781
(H Shares) (d)	774,800	4,925,284
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	4,200	286,472
Ganfeng Lithium Co. Ltd. (A Shares)	188,400	5,675,807
GCL System Integration Technology Co. Ltd. (a)	270,800	178,537
GEM Co. Ltd. (A Shares)	254,300	470,310
Gemdale Corp. (A Shares)	245,600	318,144
GF Securities Co. Ltd.:
(A Shares)	70,600	168,375
(H Shares)	1,427,000	2,027,252
Giant Network Group Co. Ltd. (A Shares)	91,000	153,229
Gigadevice Semiconductor Beijing, Inc. (A Shares)	32,984	1,174,345
GoerTek, Inc. (A Shares)	203,400	1,199,665
Gotion High-tech Co. Ltd. (A Shares) (a)	69,900	591,096
Great Wall Motor Co. Ltd.:
(A Shares)	81,100	761,993
(H Shares)	3,194,000	15,351,126
Greenland Holdings Corp. Ltd. (A Shares)	522,480	349,320
GRG Banking Equipment Co. Ltd. (A Shares)	127,700	205,934
Guangdong Haid Group Co. Ltd. (A Shares)	106,100	1,031,205
Guangdong Hongda Blasting Co. Ltd. (A Shares)	40,600	196,797
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	17,200	543,142
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.	36,200	117,035
Guanghui Energy Co. Ltd. (A Shares) (a)	376,500	234,240
Guangzhou Automobile Group Co. Ltd.	12,200	26,396
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,687,526	2,324,003
Guangzhou Baiyunshan Pharma Health (A Shares)	79,500	369,112
Guangzhou Haige Communications Group (A Shares)	113,500	174,076
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	24,900	510,875
Guangzhou R&F Properties Co. Ltd. (H Shares)	1,406,000	1,232,103
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	33,100	567,850
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	51,170	799,372
Guangzhou Wondfo Biotech Co. Ltd. (A Shares)	24,570	205,300
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares) (a)	98,500	160,522
Guolian Securities Co. Ltd.	84,200	163,280
Guosen Securities Co. Ltd. (A Shares)	542,800	888,783
Guotai Junan Securities Co. Ltd.:
(A Shares)	299,900	753,295
(H Shares) (d)	209,800	263,764
Guoyuan Securities Co. Ltd. (A Shares)	276,900	307,693
Haier Smart Home Co. Ltd.	2,091,800	7,160,057
Haier Smart Home Co. Ltd. (A Shares)	326,100	1,260,704
Haitong Securities Co. Ltd.:
(A Shares)	65,000	111,059
(H Shares)	3,980,400	3,278,094
Hanergy Mobile Energy Holding (a)(c)	1,902,000	2
Hangzhou First Applied Material Co. Ltd. (A Shares)	58,500	1,213,648
Hangzhou Great Star Industrial Co. Ltd. (A Shares) (a)	91,900	414,311
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	68,500	368,078
Hangzhou Robam Appliances Co. Ltd. (A Shares)	60,000	361,684
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	79,400	856,369
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	102,907	2,509,985
(H Shares) (d)	26,500	513,553
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)	64,800	495,819
Heilongjiang Agriculture Co. Ltd. (A Shares)	97,800	224,768
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	197,900	786,522
Hengli Petrochemical Co. Ltd. (A Shares)	353,160	1,595,422
Hengyi Petrochemical Co. Ltd. (A Shares)	197,110	370,947
Hesteel Co. Ltd. (A Shares)	773,200	323,092
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	27,400	392,970
Hongfa Technology Co. Ltd. (A Shares)	39,800	404,440
Huaan Securities Co. Ltd. (A Shares)	256,880	201,959
Huadian Power International Corp. Ltd. (A Shares)	448,900	221,621
Huadong Medicine Co. Ltd. (A Shares)	93,060	511,139
Huafon Chemical Co. Ltd. (A Shares)	302,200	574,799
Huagong Tech Co. Ltd. (A Shares)	57,600	250,049
Hualan Biological Engineer, Inc. (A Shares)	94,650	538,915
Huaneng Power International, Inc.:
(A Shares)	400,100	237,158
(H Shares)	3,502,000	1,189,693
Huatai Securities Co. Ltd.:
(A Shares)	217,500	486,067
(H Shares) (d)	1,749,000	2,318,151
HUAXI Securities Co. Ltd.	156,800	213,792
Huaxia Bank Co. Ltd. (A Shares)	695,800	590,113
Huaxin Cement Co. Ltd. (A Shares)	72,800	166,974
Huayu Automotive Systems Co. Ltd. (A Shares)	159,000	475,170
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)	191,400	98,641
Huizhou Desay SV Automotive Co. Ltd.	31,500	500,133
Humanwell Healthcare Group Co. Ltd. (A Shares)	76,900	281,705
Hunan Valin Steel Co. Ltd. (A Shares)	314,400	374,179
Hundsun Technologies, Inc. (A Shares)	76,370	658,455
iFlytek Co. Ltd. (A Shares)	115,700	1,049,303
Industrial & Commercial Bank of China Ltd.:
(A Shares)	1,310,600	931,007
(H Shares)	60,181,008	33,418,117
Industrial Bank Co. Ltd. (A Shares)	1,154,000	3,155,821
Industrial Securities Co. Ltd. (A Shares)	491,400	676,094
Ingenic Semiconductor Co. Ltd. (A Shares)	19,600	576,341
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	388,200	2,006,051
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	2,285,300	1,007,994
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	454,000	340,775
Inspur Electronic Information Industry Co. Ltd. (A Shares)	70,834	334,139
Intco Medical Technology Co. Ltd. (A Shares)	17,600	318,663
JA Solar Technology Co. Ltd. (A Shares)	55,800	526,786
Jafron Biomedical Co. Ltd. (A Shares)	41,600	431,873
Jason Furniture Hangzhou Co. Ltd. (A Shares)	33,100	332,155
JCET Group Co. Ltd. (A Shares)	110,300	668,821
Jiangsu Changshu Rural Commercial Bank Co. Ltd.	165,700	151,046
Jiangsu Eastern Shenghong Co. Ltd.	200,200	842,139
Jiangsu Expressway Co. Ltd. (H Shares)	1,058,000	1,130,000
Jiangsu Hengli Hydraulic Co. Ltd.	67,332	1,018,715
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	374,966	3,155,739
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	64,600	411,108
Jiangsu Shagang Co. Ltd. (A Shares)	117,500	129,294
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	88,000	2,219,799
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	17,600	341,979
Jiangsu Yoke Technology Co. Ltd. (A Shares)	36,600	603,141
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	56,900	300,199
Jiangsu Zhongnan Construction Group Co. Ltd. (A Shares)	216,000	152,436
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	167,400	196,897
Jiangxi Copper Co. Ltd. (H Shares)	1,502,000	3,150,447
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)	130,400	192,125
Jilin Aodong Pharmaceutical Group Co. Ltd. (A Shares)	93,304	214,436
Jinke Properties Group Co. Ltd. (A Shares)	268,300	178,550
JiuGui Liquor Co. Ltd. (A Shares)	17,400	516,686
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	132,100	240,834
Joinn Laboratories China Co. Ltd. (A Series)	17,000	499,362
Jointown Pharmaceutical Group (A Shares)	111,500	243,140
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	41,000	232,112
Joyoung Co. Ltd. (A Shares)	40,000	155,693
Juewei Food Co. Ltd.	31,000	327,970
Kingfa Sci & Tech Co. Ltd. (A Shares)	145,100	451,371
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)	110,100	359,193
Kunlun Tech Co. Ltd. (A Shares)	67,500	176,860
Kweichow Moutai Co. Ltd. (A Shares)	72,300	18,786,956
Lakala Payment Co. Ltd. (A Shares)	42,500	161,016
Laobaixing Pharmacy Chain JSC (A Shares)	21,800	147,640
Lb Group Co. Ltd. (A Shares)	141,300	652,327
Legend Holdings Corp. rights (a)(c)	9,446	1,580
Lens Technology Co. Ltd. (A Shares)	293,800	1,154,475
Leo Group Co. Ltd. (A Shares)	389,100	140,310
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	85,600	341,528
Leyard Optoelectronic Co. Ltd. (A Shares)	166,100	244,467
Liaoning Chengda Co. Ltd. (A Shares)	81,100	245,128
Lingyi iTech Guangdong Co. (A Shares)	498,800	532,654
Livzon Pharmaceutical Group, Inc. (A Shares)	44,700	273,674
LONGi Green Energy Technology Co. Ltd.	307,062	4,083,103
Luxi Chemical Group Co. Ltd.	137,600	427,827
Luxshare Precision Industry Co. Ltd. (A Shares)	417,882	2,391,611
Luzhou Laojiao Co. Ltd. (A Shares)	86,000	2,277,291
Maccura Biotechnology Co. Ltd. (A Shares)	29,100	162,131
Mango Excellent Media Co. Ltd. (A Shares)	108,994	929,277
Maxscend Microelectronics Co. Ltd. (A Shares)	20,260	1,264,085
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	207,764	242,123
Metallurgical Corp. China Ltd. (A Shares)	904,300	523,425
Midea Group Co. Ltd. (A Shares)	210,700	2,070,984
Mingyang Smart Energy Group Ltd.	151,200	504,511
Montage Technology Co. Ltd. (A Shares)	52,006	543,043
Muyuan Foodstuff Co. Ltd. (A Shares)	309,470	2,024,514
Nanji E-Commerce Co. Ltd. (A Shares)	130,100	206,583
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	54,899	250,728
Nanjing Securities Co. Ltd. (A Shares)	200,400	319,141
NARI Technology Co. Ltd. (A Shares)	354,720	1,721,598
NAURA Technology Group Co. Ltd.	25,000	1,671,451
NavInfo Co. Ltd. (A Shares)	97,500	193,749
New China Life Insurance Co. Ltd.	69,700	436,552
New China Life Insurance Co. Ltd. (H Shares)	1,066,600	2,916,589
New Hope Liuhe Co. Ltd. (A Shares) (a)	216,300	381,955
Ninestar Corp. (A Shares)	53,500	297,579
Ningbo Joyson Electronic Corp. (A shares)	75,500	295,739
Ningbo Tuopu Group Co. Ltd. (A Shares)	56,700	296,160
Ningxia Baofeng Energy Group Co. Ltd.	385,100	935,118
Nongfu Spring Co. Ltd. (H Shares) (d)	443,000	2,280,229
Northeast Securities Co. Ltd. (A Shares)	122,300	147,446
O-film Tech Co. Ltd. (A Shares)	140,800	160,380
Offcn Education Technology Co. A Shares (a)	160,600	324,111
Offshore Oil Enginering Co. Ltd. (A Shares)	155,000	98,832
Oppein Home Group, Inc. (A Shares)	35,100	781,479
Orient Securities Co. Ltd. (A Shares)	349,900	591,339
Ovctek China, Inc. (A Shares)	44,729	631,050
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	432,800	191,568
People's Insurance Co. of China Group Ltd.:
(A Shares)	1,346,000	1,047,811
(H Shares)	5,072,000	1,572,936
Perfect World Co. Ltd. (A Shares)	100,450	247,338
PetroChina Co. Ltd. (H Shares)	22,830,000	9,537,053
Pharmaron Beijing Co. Ltd.:
(A Shares)	40,100	1,228,609
(H Shares) (d)	127,600	2,792,992
PICC Property & Casualty Co. Ltd. (H Shares)	7,248,001	5,857,234
Ping An Bank Co. Ltd. (A Shares)	1,143,500	3,130,646
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	985,677	8,187,216
(H Shares)	6,094,000	53,327,646
Poly Developments & Holdings (A Shares) (a)	834,100	1,292,178
Poly Property Development Co. Ltd. (H Shares)	115,800	653,421
Postal Savings Bank of China Co. Ltd.	1,355,100	983,590
Postal Savings Bank of China Co. Ltd. (H Shares) (d)	8,298,000	5,360,334
Power Construction Corp. of China Ltd. (A Shares)	798,039	601,483
Proya Cosmetics Co. Ltd. (A Shares)	11,000	274,257
Qianhe Condiment and Food Co. Ltd. (A Shares)	46,800	173,903
Qingdao Rural Commercial Bank Corp. (A Shares)	280,900	169,111
Raytron Technology Co. Ltd. (A Shares)	29,574	515,781
Risesun Real Estate Development Co. Ltd. (A Shares)	266,500	187,663
Riyue Heavy Industry Co. Ltd. (A Shares)	72,200	388,854
Rongsheng Petrochemical Co. Ltd. (A Shares)	614,850	1,769,914
SAIC Motor Corp. Ltd. (A Shares)	478,000	1,356,742
Sailun Group Co. Ltd. A Shares	217,800	307,750
Sanan Optoelectronics Co. Ltd. (A Shares)	224,300	1,478,104
Sangfor Technologies, Inc.	26,600	996,247
Sany Heavy Industry Co. Ltd. (A Shares)	511,500	1,964,796
SDIC Capital Co. Ltd.	628,824	722,109
SDIC Power Holdings Co. Ltd. (A Shares)	386,200	507,446
Sealand Securities Co. Ltd. (A Shares)	393,590	238,172
Seazen Holdings Co. Ltd. (A Shares)	154,900	759,223
SF Holding Co. Ltd. (A Shares)	257,800	2,358,381
SG Micro Corp. (A Shares)	11,850	683,845
Shaanxi Coal Industry Co. Ltd. (A Shares)	620,000	1,071,803
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	100,770	314,251
Shandong Gold Mining Co. Ltd.:
(A Shares)	544,923	1,480,913
(H Shares) (d)	134,500	238,153
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	114,400	547,262
Shandong Linglong Tyre Co. Ltd. (A Shares)	67,900	392,912
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	751,200	595,245
Shandong Pharmaceutical Glass Co. Ltd. (A Shares)	32,400	171,742
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	52,000	376,151
Shandong Sun Paper Industry JSC Ltd. (A Shares)	141,300	253,015
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	2,680,000	4,800,525
Shanghai Bailian Group Co. Ltd. (A Shares)	115,300	271,947
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	40,460	435,380
Shanghai Baosight Software Co. Ltd. (A Shares)	59,540	615,539
Shanghai Construction Group Co. Ltd. (A Shares)	537,633	222,161
Shanghai Electric Group Co. Ltd. (A Shares)	779,100	489,541
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	58,600	742,584
(H Shares)	577,500	5,283,677
Shanghai International Airport Co. Ltd. (A Shares)	53,472	319,022
Shanghai International Port Group Co. Ltd. (A Shares)	568,400	433,682
Shanghai Jahwa United Co. Ltd. (A Shares)	38,300	287,660
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	69,900	438,129
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	91,560	213,828
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	1,014,843	956,997
Shanghai M&G Stationery, Inc. (A Shares)	49,400	539,761
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	441,600	1,300,582
(H Shares)	253,300	539,772
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	1,846,800	2,580,938
Shanghai Putailai New Energy Technology Co. Ltd.	31,640	626,684
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	658,400	747,921
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	160,700	242,488
Shanghai Zhangjiang High Ltd. (A Shares)	93,000	245,977
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	187,000	361,761
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)	224,900	301,772
Shanxi Securities Co. Ltd. (A Shares)	332,800	323,969
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	381,000	603,213
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	71,260	3,154,147
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	306,280	419,500
Shenergy Co. Ltd. (A Shares)	316,871	281,001
Shenghe Resources Holding Co. Ltd. (A Shares)	116,700	446,286
Shengyi Technology Co. Ltd.	117,200	498,804
Shennan Circuits Co. Ltd. (A Shares)	24,640	463,708
Shenwan Hongyuan Group Co. Ltd. (A Shares)	1,136,100	754,300
Shenzhen Capchem Technology Co. Ltd. (A Shares)	22,900	404,027
Shenzhen Energy Group Co. Ltd. (A Shares)	269,798	358,258
Shenzhen Goodix Technology Co. Ltd. (A Shares)	21,500	396,929
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (A Shares)	63,700	148,863
Shenzhen Inovance Technology Co. Ltd. (A Shares)	154,800	1,865,329
Shenzhen Kaifa Technology Co. Ltd. (A Shares)	82,500	235,315
Shenzhen Kangtai Biological Products Co. Ltd.	40,800	801,925
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	71,100	4,295,303
Shenzhen MTC Co. Ltd. (A Shares) (a)	244,600	236,596
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	466,400	465,574
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares) (a)	66,500	279,628
Shenzhen SC New Energy Technology Corp. (A Shares)	17,000	427,536
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	74,700	467,869
Shenzhen Sunway Communication Co. Ltd. (A Shares)	51,700	206,994
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	102,060	296,950
Sichuan Chuantou Energy Co. Ltd. (A Shares)	269,300	456,374
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	89,500	254,034
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	350,400	329,714
Sichuan Swellfun Co. Ltd. (A Shares)	25,200	398,741
Sinolink Securities Co. Ltd. (A Shares)	163,400	271,092
Sinoma Science & Technology Co. Ltd. (A Shares)	94,800	375,740
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)	366,600	182,692
Sinopharm Group Co. Ltd. (H Shares)	1,268,800	3,330,719
Sinotrans Ltd.	364,805	262,533
SKSHU Paint Co. Ltd. (A Shares)	19,880	470,983
Songcheng Performance Development Co. Ltd. (A Shares)	144,152	282,662
Soochow Securities Co. Ltd. (A Shares)	223,250	270,880
Southwest Securities Co. Ltd. (A Shares)	376,000	264,188
Spring Airlines Co. Ltd. (A Shares)	63,300	465,043
Sungrow Power Supply Co. Ltd. (A Shares)	86,100	2,235,966
Suning.com Co. Ltd. (A Shares)	466,600	426,056
Sunwoda Electronic Co. Ltd. (A Shares)	81,900	427,407
Suofeiya Home Collection Co. Ltd. (A Shares)	25,900	76,600
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	89,400	292,214
Suzhou Gold Mantis Consolidated Co. Ltd.	162,600	171,874
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	6,800	686,520
Tangshan Jidong Cement Co. Ltd. A Shares	83,300	153,284
TBEA Co. Ltd. (A Shares)	214,500	502,269
TCL Corp. (A Shares)	893,800	1,022,245
The Pacific Securities Co. Ltd. (A Shares) (a)	498,700	240,032
Thunder Software Technology Co. Ltd. (A Shares)	22,800	515,249
Tianfeng Securities Co. Ltd. (A Shares) (a)	368,800	244,289
Tianjin 712 Communication & Broadcasting Co. Ltd.	42,400	264,514
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)	156,300	1,210,932
Tianma Microelectronics Co. Ltd. (A Shares)	100,300	217,320
Tianshui Huatian Technology Co. Ltd. (A Shares)	145,200	319,323
Toly Bread Co. Ltd.	37,660	161,214
TongFu Microelectronics Co. Ltd. (A Shares)	71,400	256,695
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)	126,700	216,871
Tongkun Group Co. Ltd. (A Shares)	104,500	419,200
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	843,700	480,514
Tongwei Co. Ltd. (A Shares)	267,800	1,791,288
Topchoice Medical Corp. (a)	16,900	825,089
Topsec Technologies Group, Inc.	61,400	173,516
Transfar Zhilian Co. Ltd.	197,838	217,083
TravelSky Technology Ltd. (H Shares)	869,000	1,476,075
Tsingtao Brewery Co. Ltd.:
(A Shares)	52,600	653,526
(H Shares)	568,000	4,480,469
Unigroup Guoxin Microelectronics Co. Ltd.	30,800	910,779
Unisplendour Corp. Ltd. (A Shares)	142,680	582,074
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	76,000	161,376
Venus MedTech Hangzhou, Inc. (H Shares) (a)(d)	195,000	1,230,802
Walvax Biotechnology Co. Ltd. (A Shares)	80,900	1,076,630
Wangfujing Group Co. Ltd.	40,700	162,512
Wanhua Chemical Group Co. Ltd. (A Shares)	187,700	3,303,476
Weichai Power Co. Ltd.:
(A Shares)	182,100	482,485
(H Shares)	2,286,800	5,002,554
Weifu High-Technology Group Co. Ltd. (A Shares)	63,800	199,454
Weihai Guangwei Composites Co. Ltd. (A Shares)	28,500	300,903
Wens Foodstuffs Group Co. Ltd. (A Shares)	478,920	932,424
Western Securities Co. Ltd. (A Shares)	245,300	279,412
Will Semiconductor Ltd.	52,500	2,454,515
Wingtech Technology Co. Ltd. (A Shares)	62,000	1,048,966
Winning Health Technology Group Co. Ltd. (A Shares)	117,490	261,475
Wuchan Zhongda Group Co. Ltd.	226,000	204,614
Wuhan Guide Infrared Co. Ltd. (A Shares)	118,552	503,091
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	108,600	325,391
Wuhu Token Science Co. Ltd. (A Shares)	130,800	181,581
Wuliangye Yibin Co. Ltd. (A Shares)	225,000	7,686,936
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	95,040	194,303
WuXi AppTec Co. Ltd.	117,096	2,718,337
WuXi AppTec Co. Ltd. (H Shares) (d)	378,174	8,360,448
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)	72,480	852,515
Wuxi Shangji Automation Co. Ltd. (A Shares)	17,800	627,901
XCMG Construction Machinery Co. Ltd. (A Shares)	402,100	362,804
Xiamen C&D, Inc. (A Shares)	136,200	149,028
Xiamen Intretech, Inc.	40,630	239,449
Xiamen Tungsten Co. Ltd. (A Shares)	77,800	360,738
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	98,100	219,385
(H Shares)	1,143,364	2,142,203
Yango Group Co. Ltd. (A Shares)	683,200	462,061
Yantai Eddie Precision Machinery Co. Ltd. (A Shares)	45,640	253,436
Yantai Jereh Oilfield Services (A Shares)	42,300	248,113
Yanzhou Coal Mining Co. Ltd.:
(A Shares)	52,600	153,043
(H Shares)	1,616,000	2,399,727
Yealink Network Technology Corp. Ltd.	64,550	919,781
Yifan Pharmaceutical Co. Ltd. (A Shares)	83,400	176,056
Yifeng Pharmacy Chain Co. Ltd.	36,400	274,854
Yihai Kerry Arawana Holdings Co. Ltd. (A Series)	70,200	735,522
Yintai Gold Co. Ltd. (A Shares)	118,580	167,553
Yixintang Pharmaceutical Group Co. Ltd. (A Shares)	51,900	234,060
Yonghui Superstores Co. Ltd. (A Shares)	430,500	269,169
Yonyou Network Technology Co. Ltd. (A Shares)	212,620	1,178,032
Youngor Group Co. Ltd. (A Shares)	302,977	298,220
YTO Express Group Co. Ltd. (A Shares)	159,500	222,904
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)	73,700	227,894
Yunda Holding Co. Ltd. (A Shares)	140,850	284,253
Yunnan Aluminium Co. Ltd. (A Shares) (a)	205,500	451,935
Yunnan Baiyao Group Co. Ltd. (A Shares)	79,800	1,222,420
Yunnan Energy New Material Co. Ltd.	45,600	1,750,548
Yutong Bus Co. Ltd.	112,300	197,263
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	36,400	2,061,828
Zhaojin Mining Industry Co. Ltd. (H Shares)	1,085,000	1,061,104
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	380,200	328,334
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	487,200	332,519
Zhejiang Chint Electric Co. Ltd. (A Shares)	111,900	733,421
Zhejiang Dahua Technology Co. Ltd. (A Shares)	166,000	542,847
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	25,440	221,113
Zhejiang Expressway Co. Ltd. (H Shares)	1,250,000	1,055,185
Zhejiang Fuchunjiang Hp Co. Ltd. (A Shares)	445,200	386,534
Zhejiang HangKe Technology, Inc. Co. (A Shares)	27,520	523,870
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	81,180	244,742
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	71,500	1,449,597
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	67,100	663,165
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	63,700	464,630
Zhejiang Juhua Co. Ltd. (A Shares)	160,500	292,611
Zhejiang Longsheng Group Co. Ltd. (A Shares)	200,700	380,810
Zhejiang NHU Co. Ltd. (A Shares)	147,840	591,914
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	186,080	616,288
Zhejiang Satellite Petrochemical Co. Ltd. (A Shares)	119,140	670,611
Zhejiang Semir Garment Co. Ltd. (A Shares)	115,500	173,926
Zhejiang Supor Cookware Co. Ltd.	24,800	198,854
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	88,500	261,742
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	34,200	317,629
Zheshang Securities Co. Ltd. (a)	187,400	321,641
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(d)	465,300	2,517,757
Zhongji Innolight Co. Ltd. (A Shares)	36,700	242,359
Zhongjin Gold Co. Ltd. (A Shares)	238,900	303,180
Zhongtian Financial Group Co. Ltd. (A Shares) (a)	394,400	132,454
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	523,800	4,084,631
Zhuzhou Kibing Group Co. Ltd. (A Shares)	183,000	588,244
Zijin Mining Group Co. Ltd.:
(A Shares)	568,800	902,305
(H Shares)	6,349,000	9,003,298
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	1,010,300	1,189,885
(H Shares)	438,600	377,016
ZTE Corp.:
(A Shares)	32,800	196,959
(H Shares)	1,185,736	4,226,516
TOTAL CHINA		878,370,235
Colombia - 0.0%
Bancolombia SA	192,771	1,347,110
Ecopetrol SA	5,070,955	3,442,967
Grupo de Inversiones Suramerica SA	179,833	802,246
Interconexion Electrica SA ESP	416,099	2,341,227
TOTAL COLOMBIA		7,933,550
Cyprus - 0.0%
Ozon Holdings PLC ADR (a)	39,147	2,043,953
TCS Group Holding PLC unit	118,024	9,839,670
TOTAL CYPRUS		11,883,623
Czech Republic - 0.0%
CEZ A/S	167,871	4,661,598
Komercni Banka A/S (a)	75,632	2,810,847
MONETA Money Bank A/S (a)(d)	385,778	1,568,316
TOTAL CZECH REPUBLIC		9,040,761
Denmark - 1.6%
A.P. Moller - Maersk A/S:
Series A	2,853	7,629,534
Series B	6,455	17,914,067
Ambu A/S Series B	166,556	6,161,855
Carlsberg A/S Series B	102,642	18,978,376
Christian Hansen Holding A/S	106,989	9,622,356
Coloplast A/S Series B	117,507	21,492,669
Danske Bank A/S	675,868	11,855,443
Demant A/S (a)	106,875	6,532,481
DSV Panalpina A/S	208,045	50,692,515
Genmab A/S (a)	66,436	30,034,454
GN Store Nord A/S	127,113	11,140,377
Novo Nordisk A/S Series B	1,726,248	159,801,121
Novozymes A/S Series B	208,516	16,382,687
ORSTED A/S (d)	190,369	28,274,547
Pandora A/S	101,533	13,146,993
Rockwool International A/S Series B	8,526	4,523,362
Tryg A/S	353,141	8,731,384
Vestas Wind Systems A/S	1,019,986	37,604,969
TOTAL DENMARK		460,519,190
Egypt - 0.0%
Commercial International Bank SAE (a)	1,235,221	4,491,784
Commercial International Bank SAE sponsored GDR (a)	105,363	382,468
Eastern Co. Sae	971,292	727,928
Fawry for Banking & Payment Technology Services SAE	487,873	592,717
TOTAL EGYPT		6,194,897
Finland - 0.8%
Elisa Corp. (A Shares)	140,937	9,058,165
Fortum Corp.	437,528	12,061,969
Kesko Oyj	273,891	11,745,251
Kone OYJ (B Shares)	343,030	28,411,108
Neste Oyj	426,502	26,217,707
Nokia Corp. (a)	5,414,293	33,267,282
Nordea Bank ABP (Stockholm Stock Exchange)	3,233,878	37,870,043
Orion Oyj (B Shares)	115,663	4,924,296
Sampo Oyj (A Shares)	494,708	23,837,740
Stora Enso Oyj (R Shares)	588,698	11,651,853
UPM-Kymmene Corp.	532,320	21,747,641
Wartsila Corp.	471,031	7,090,671
TOTAL FINLAND		227,883,726
France - 6.3%
Accor SA (a)	168,572	5,971,060
Aeroports de Paris SA (a)	31,704	3,843,627
Air Liquide SA	431,764	75,087,469
Alstom SA (b)	285,039	11,820,938
Amundi SA (d)	59,917	5,536,863
Arkema SA	63,380	8,063,540
Atos Origin SA	95,972	4,590,302
AXA SA	1,924,812	49,846,952
bioMerieux SA	40,343	4,812,010
BNP Paribas SA	1,130,793	68,954,848
Bollore SA	796,333	4,451,191
Bouygues SA	227,903	8,783,669
Bureau Veritas SA	287,908	9,508,219
Capgemini SA	159,439	34,469,765
Carrefour SA	639,437	11,878,613
CNP Assurances (b)	160,261	2,729,023
Compagnie de St. Gobain	508,350	36,336,017
Compagnie Generale des Etablissements Michelin SCA Series B	167,840	27,415,410
Covivio	55,023	5,172,077
Credit Agricole SA	1,187,938	16,572,092
Danone SA	651,823	47,943,907
Dassault Aviation SA	2,404	2,863,152
Dassault Systemes SA	655,512	36,174,004
Edenred SA	242,681	14,100,379
EDF SA (b)	458,947	5,588,532
EDF SA (a)	23,260	283,234
Eiffage SA	82,559	8,416,587
ENGIE	1,794,743	23,955,664
Essilor International SA	286,089	54,014,619
Eurazeo SA	36,093	3,498,012
Faurecia SA	2,894	131,793
Faurecia SA	122,699	5,477,110
Gecina SA	48,165	7,647,618
Getlink SE	465,563	7,458,462
Hermes International SCA	31,507	48,176,606
Iliad SA	13,630	2,943,491
Ipsen SA	39,147	4,184,075
Kering SA	75,193	67,451,298
Klepierre SA	206,520	5,009,930
L'Oreal SA	229,378	104,939,015
L'Oreal SA (a)	23,733	10,857,701
La Francaise des Jeux SAEM (d)	95,803	5,125,449
Legrand SA	271,684	30,617,685
LVMH Moet Hennessy Louis Vuitton SE	277,990	222,577,519
Orange SA	2,025,125	22,537,905
Orpea	52,303	6,641,857
Pernod Ricard SA	210,001	46,360,057
Publicis Groupe SA	219,110	13,832,902
Remy Cointreau SA	24,746	5,436,535
Renault SA (a)	191,109	7,260,165
Safran SA	345,450	45,210,556
Sanofi SA	1,139,365	117,438,150
Sartorius Stedim Biotech	27,450	15,672,361
Schneider Electric SA	543,618	91,049,771
SCOR SE	159,564	4,465,181
SEB SA	27,334	4,542,737
Societe Generale Series A	812,473	23,793,868
Sodexo SA (a)	83,867	7,153,132
Sodexo SA (a)	8,142	694,442
SR Teleperformance SA	59,224	24,982,490
Suez Environnement SA	320,014	7,467,059
Thales SA	105,755	11,102,490
Total SA	2,509,258	109,420,546
Ubisoft Entertainment SA (a)	97,523	6,182,357
Valeo SA	239,998	6,940,928
Veolia Environnement SA	541,885	17,793,011
VINCI SA	532,987	56,403,543
Vivendi SA (b)	715,874	24,186,844
Wendel SA	23,421	3,289,526
Worldline SA (a)(d)	239,582	22,426,549
TOTAL FRANCE		1,817,564,489
Germany - 5.1%
adidas AG	191,084	69,384,727
Allianz SE	411,619	102,539,439
BASF AG	919,120	72,223,095
Bayer AG	989,196	58,935,357
Bayerische Motoren Werke AG (BMW)	315,360	31,379,156
Bechtle AG	27,926	5,769,105
Beiersdorf AG	105,576	12,542,739
Brenntag AG	152,825	15,264,505
Carl Zeiss Meditec AG	39,388	8,774,770
Commerzbank AG (a)	1,055,004	6,808,152
Continental AG	109,139	14,836,820
Covestro AG (d)	192,317	12,378,662
Daimler AG (Germany)	857,113	76,540,963
Delivery Hero AG (a)(d)	157,651	23,601,104
Deutsche Bank AG (a)	2,086,687	26,382,093
Deutsche Borse AG	193,062	32,234,537
Deutsche Lufthansa AG (a)(b)	281,631	3,189,841
Deutsche Post AG	1,001,285	67,858,335
Deutsche Telekom AG	3,360,093	69,735,954
Deutsche Wohnen SE (Bearer)	341,264	21,309,958
E.ON AG	2,202,526	27,099,406
Evonik Industries AG	212,416	7,382,970
Fresenius Medical Care AG & Co. KGaA	151,505	11,941,817
Fresenius Medical Care AG & Co. KGaA sponsored ADR (b)	112,708	4,431,679
Fresenius SE & Co. KGaA	416,828	21,914,565
GEA Group AG	148,737	6,597,064
Hannover Reuck SE	59,779	10,062,532
HeidelbergCement AG	154,154	13,674,658
HelloFresh AG (a)	167,132	15,678,427
Henkel AG & Co. KGaA	103,387	9,400,573
Infineon Technologies AG	1,316,163	50,296,083
KION Group AG	71,778	7,620,625
Knorr-Bremse AG	72,005	8,153,825
Lanxess AG	82,062	5,943,950
LEG Immobilien AG	69,460	10,987,630
Merck KGaA	130,364	26,699,338
MTU Aero Engines AG	53,207	13,323,957
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	141,074	38,138,845
Nemetschek Se	57,478	5,075,563
Puma AG	104,797	12,866,648
Rational AG	4,958	5,386,211
RWE AG	647,211	23,040,299
SAP SE	1,047,751	150,364,242
Scout24 AG (d)	94,501	8,095,993
Siemens AG	769,657	120,092,014
Siemens Healthineers AG (d)	273,756	18,081,693
Symrise AG	127,137	18,746,462
TeamViewer AG (a)(d)	155,646	5,234,404
Telefonica Deutschland Holding AG	976,670	2,634,599
Uniper SE	105,384	4,119,138
United Internet AG	97,364	4,030,882
Volkswagen AG	34,431	11,436,257
Vonovia SE	537,375	35,812,564
Zalando SE (a)(b)(d)	216,484	24,077,957
TOTAL GERMANY		1,470,132,182
Greece - 0.0%
Alpha Bank AE (a)	2,091,881	2,701,389
EFG Eurobank Ergasias SA (a)	2,453,644	2,313,955
Ff Group (a)(c)	7,962	11,334
Hellenic Telecommunications Organization SA	230,798	4,210,800
Jumbo SA	101,501	1,613,435
OPAP SA	191,553	2,767,658
TOTAL GREECE		13,618,571
Hong Kong - 1.7%
AIA Group Ltd.	12,131,809	145,166,367
Bank of East Asia Ltd. (b)	1,240,753	2,043,666
Beijing Enterprises Holdings Ltd.	483,000	1,500,994
BOC Hong Kong (Holdings) Ltd.	3,691,451	11,875,498
BYD Electronic International Co. Ltd.	683,000	3,454,045
China Everbright International Ltd.	3,521,629	1,907,833
China Everbright Ltd.	984,000	1,082,620
China Jinmao Holdings Group Ltd.	5,310,000	1,482,754
China Merchants Holdings International Co. Ltd.	1,417,250	1,973,279
China Overseas Land and Investment Ltd.	3,954,000	8,293,522
China Power International Development Ltd.	3,688,000	844,745
China Resources Beer Holdings Co. Ltd.	1,482,989	11,096,917
China Resources Pharmaceutical Group Ltd. (d)	1,691,500	905,482
China Resources Power Holdings Co. Ltd.	1,833,780	3,157,316
China Taiping Insurance Group Ltd.	1,544,265	2,169,997
China Traditional Chinese Medicine Holdings Co. Ltd.	2,784,000	1,737,503
CITIC Pacific Ltd. (b)	5,998,000	6,483,365
CLP Holdings Ltd.	1,625,476	16,775,275
CSPC Pharmaceutical Group Ltd.	9,010,800	12,151,764
Far East Horizon Ltd.	1,647,000	1,756,964
Fosun International Ltd.	2,389,500	3,160,930
Galaxy Entertainment Group Ltd. (a)	2,161,239	14,656,427
Ganfeng Lithium Co. Ltd. (H Shares) (d)	89,200	1,913,441
Guangdong Investment Ltd.	3,260,000	4,564,164
Hang Lung Properties Ltd.	2,003,125	5,181,062
Hang Seng Bank Ltd.	759,653	14,574,968
Henderson Land Development Co. Ltd.	1,455,869	6,510,162
Hong Kong & China Gas Co. Ltd.	10,990,350	17,874,034
Hong Kong Exchanges and Clearing Ltd.	1,209,484	77,196,305
Hua Hong Semiconductor Ltd. (a)(d)	570,000	3,597,730
Lenovo Group Ltd.	7,282,000	6,784,283
Link (REIT)	2,085,013	19,934,819
MMG Ltd. (a)	2,872,000	1,463,505
MTR Corp. Ltd.	1,575,325	9,335,004
New World Development Co. Ltd.	1,552,491	7,361,754
Power Assets Holdings Ltd.	1,370,926	8,855,895
Shenzhen Investment Ltd.	2,583,641	724,775
Sino Land Ltd.	3,303,723	5,059,007
Sinotruk Hong Kong Ltd.	664,500	1,137,264
SJM Holdings Ltd. (a)	2,378,581	2,142,549
Sun Art Retail Group Ltd.	1,840,500	1,143,925
Sun Hung Kai Properties Ltd.	1,277,422	18,295,499
Swire Pacific Ltd. (A Shares)	451,060	2,800,569
Swire Properties Ltd.	1,003,920	2,855,000
Techtronic Industries Co. Ltd.	1,388,870	24,824,388
Wharf Holdings Ltd.	1,377,000	4,669,058
Yuexiu Property Co. Ltd.	1,190,400	1,107,506
TOTAL HONG KONG		503,583,929
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	406,711	3,241,242
OTP Bank PLC (a)	223,975	12,079,863
Richter Gedeon PLC	139,395	3,825,902
TOTAL HUNGARY		19,147,007
India - 3.0%
ACC Ltd.	75,101	2,418,494
Adani Enterprises Ltd.	273,592	5,226,671
Adani Green Energy Ltd. (a)	391,455	4,645,742
Adani Ports & Special Economic Zone Ltd.	497,123	4,510,273
Adani Total Gas Ltd. (a)	261,045	3,134,043
Adani Transmissions Ltd. (a)	260,795	3,134,199
Ambuja Cements Ltd.	659,189	3,645,585
Apollo Hospitals Enterprise Ltd.	104,370	5,664,691
Asian Paints Ltd.	382,576	15,224,357
Aurobindo Pharma Ltd.	315,431	3,889,029
Avenue Supermarts Ltd. (a)(d)	166,026	7,818,085
Axis Bank Ltd. (a)	2,289,213	21,828,715
Bajaj Auto Ltd.	64,879	3,342,062
Bajaj Finance Ltd.	271,704	22,761,905
Bajaj Finserv Ltd.	38,714	7,406,138
Balkrishna Industries Ltd.	84,570	2,700,391
Bandhan Bank Ltd. (d)	632,592	2,478,259
Berger Paints India Ltd.	223,594	2,537,044
Bharat Electronics Ltd.	1,134,825	2,818,611
Bharat Forge Ltd.	225,900	2,344,734
Bharat Petroleum Corp. Ltd.	815,121	4,884,575
Bharti Airtel Ltd.	2,435,705	18,401,255
Biocon Ltd. (a)	400,109	2,079,296
Britannia Industries Ltd.	107,768	4,962,545
Cholamandalam Investment and Finance Co. Ltd.	387,686	2,480,938
Cipla Ltd. (a)	503,594	6,232,309
Coal India Ltd.	1,642,126	3,165,262
Colgate-Palmolive Ltd.	136,262	3,123,944
Container Corp. of India Ltd.	236,071	2,044,646
Dabur India Ltd.	669,004	5,405,593
Divi's Laboratories Ltd.	137,570	9,078,563
DLF Ltd.	577,366	2,622,255
Dr. Reddy's Laboratories Ltd.	114,381	7,254,819
Eicher Motors Ltd.	141,401	4,812,524
GAIL India Ltd.	1,467,853	2,755,303
Godrej Consumer Products Ltd. (a)	344,371	4,575,648
Grasim Industries Ltd.	253,395	5,287,676
Havells India Ltd.	211,322	3,336,110
HCL Technologies Ltd.	1,081,604	14,911,728
HDFC Asset Management Co. Ltd. (d)	51,543	1,978,807
HDFC Standard Life Insurance Co. Ltd. (d)	800,106	7,146,696
Hero Motocorp Ltd.	115,542	4,294,622
Hindalco Industries Ltd.	1,627,189	9,735,534
Hindustan Petroleum Corp. Ltd.	647,470	2,274,399
Hindustan Unilever Ltd.	816,482	25,625,609
Housing Development Finance Corp. Ltd.	1,720,519	56,495,120
ICICI Bank Ltd.	5,122,128	47,022,973
ICICI Lombard General Insurance Co. Ltd. (d)	226,757	4,501,223
ICICI Prudential Life Insurance Co. Ltd. (d)	347,949	2,962,388
Indian Oil Corp. Ltd.	1,759,340	2,441,046
Indraprastha Gas Ltd.	296,518	2,224,578
Indus Towers Ltd.	635,551	1,898,698
Info Edge India Ltd.	78,982	5,540,166
Infosys Ltd.	2,824,413	61,614,215
Infosys Ltd. sponsored ADR	589,636	13,042,748
InterGlobe Aviation Ltd. (a)(d)	89,363	1,980,162
Ipca Laboratories Ltd.	67,115	1,899,787
ITC Ltd.	2,958,912	8,157,122
JSW Steel Ltd.	840,115	8,327,867
Jubilant Foodworks Ltd.	82,346	4,181,516
Kotak Mahindra Bank Ltd. (a)	558,327	12,427,711
Larsen & Toubro Infotech Ltd. (d)	56,399	3,553,675
Larsen & Toubro Ltd.	684,206	14,738,635
Lupin Ltd.	222,869	3,319,794
Mahindra & Mahindra Ltd.	882,419	8,820,214
Marico Ltd.	508,755	3,741,233
Maruti Suzuki India Ltd.	135,961	12,760,969
Motherson Sumi Systems Ltd. (a)	1,286,988	4,056,920
MRF Ltd.	1,846	1,984,157
Muthoot Finance Ltd.	118,340	2,474,851
Nestle India Ltd.	34,366	8,183,221
NTPC Ltd.	4,943,507	7,859,766
Oil & Natural Gas Corp. Ltd.	2,424,470	3,760,132
Page Industries Ltd.	5,369	2,275,045
Petronet LNG Ltd.	729,845	2,142,604
PI Industries Ltd.	78,067	3,097,961
Pidilite Industries Ltd.	144,620	4,432,937
Piramal Enterprises Ltd.	109,945	3,428,928
Power Grid Corp. of India Ltd.	2,402,746	5,531,485
Power Grid Corporation of India Ltd. (a)	800,915	1,843,828
Rec Ltd.	726,939	1,477,473
Reliance Industries Ltd.	2,859,741	78,291,052
SBI Cards & Payment Services Ltd. (a)	237,224	3,308,184
SBI Life Insurance Co. Ltd. (d)	466,298	6,890,649
Shree Cement Ltd.	11,562	4,395,927
Shriram Transport Finance Co. Ltd.	207,254	3,875,306
Siemens India Ltd.	69,679	1,830,651
State Bank of India	1,818,498	10,562,153
Sun Pharmaceutical Industries Ltd.	834,410	8,686,592
Tata Consultancy Services Ltd.	925,540	39,433,194
Tata Consumer Products Ltd.	593,540	6,037,712
Tata Motors Ltd. (a)	1,722,983	6,829,838
Tata Steel Ltd.	620,559	11,972,368
Tech Mahindra Ltd.	612,708	9,968,605
Titan Co. Ltd.	364,077	8,396,541
Torrent Pharmaceuticals Ltd.	56,295	2,325,524
Trent Ltd.	168,686	2,094,068
Ultratech Cement Ltd.	101,687	10,421,538
United Spirits Ltd. (a)	345,069	2,974,073
UPL Ltd.	520,654	5,662,564
Vedanta Ltd.	1,177,000	4,778,864
Wipro Ltd.	1,370,401	10,823,151
Yes Bank Ltd. (a)	10,502,623	1,801,213
TOTAL INDIA		861,560,599
Indonesia - 0.3%
PT Adaro Energy Tbk	15,676,200	1,447,034
PT Aneka Tambang Tbk	11,026,700	1,921,333
PT Astra International Tbk	21,251,200	6,935,569
PT Bank Central Asia Tbk	11,568,200	23,876,285
PT Bank Mandiri (Persero) Tbk	19,699,500	7,762,119
PT Bank Negara Indonesia (Persero) Tbk	7,528,889	2,488,373
PT Bank Rakyat Indonesia Tbk	58,694,200	15,057,792
PT Barito Pacific Tbk	26,268,800	1,761,849
PT Charoen Pokphand Indonesia Tbk	6,778,800	2,870,883
PT Gudang Garam Tbk	442,700	1,004,015
PT Indah Kiat Pulp & Paper Tbk	2,598,700	1,221,861
PT Indocement Tunggal Prakarsa Tbk	1,412,300	859,342
PT Indofood CBP Sukses Makmur Tbk	2,352,000	1,321,348
PT Indofood Sukses Makmur Tbk	4,212,500	1,769,468
PT Kalbe Farma Tbk	20,560,900	1,791,304
PT Merdeka Copper Gold Tbk (a)	10,136,000	2,074,507
PT Sarana Menara Nusantara Tbk	21,332,300	2,160,886
PT Semen Gresik (Persero) Tbk	2,806,600	1,494,266
PT Surya Citra Media Tbk (a)	7	1
PT Telekomunikasi Indonesia Tbk Series B	51,920,800	11,638,513
PT Tower Bersama Infrastructure Tbk	7,513,300	1,667,602
PT Unilever Indonesia Tbk	7,640,000	2,229,269
PT United Tractors Tbk	1,600,812	2,163,933
TOTAL INDONESIA		95,517,552
Ireland - 0.5%
CRH PLC	519,464	25,962,349
CRH PLC sponsored ADR	265,561	13,248,838
DCC PLC (United Kingdom)	99,800	8,359,388
Flutter Entertainment PLC (a)	69,418	11,868,395
Flutter Entertainment PLC (Ireland) (a)	97,114	16,577,493
James Hardie Industries PLC CDI	439,857	14,761,144
Kerry Group PLC Class A	155,398	23,042,610
Kingspan Group PLC (Ireland)	152,254	16,562,057
Smurfit Kappa Group PLC	241,610	13,634,031
TOTAL IRELAND		144,016,305
Isle of Man - 0.1%
Entain PLC (a)	578,910	14,617,101
NEPI Rockcastle PLC	369,787	2,501,213
TOTAL ISLE OF MAN		17,118,314
Israel - 0.3%
Azrieli Group	39,154	3,129,897
Bank Hapoalim BM (Reg.)	1,135,899	9,066,108
Bank Leumi le-Israel BM (a)	1,450,804	11,121,709
Check Point Software Technologies Ltd. (a)	113,940	14,481,774
CyberArk Software Ltd. (a)	41,321	5,868,822
Elbit Systems Ltd. (Israel)	26,371	3,488,396
Icl Group Ltd.	684,390	4,986,043
Israel Discount Bank Ltd. (Class A) (a)	1,177,815	5,538,372
Mizrahi Tefahot Bank Ltd. (a)	133,849	4,063,709
NICE Systems Ltd. (a)	40,090	11,225,200
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	1,097,739	10,593,181
Wix.com Ltd. (a)	55,195	16,483,435
TOTAL ISRAEL		100,046,646
Italy - 1.1%
Amplifon SpA	125,659	6,212,945
Assicurazioni Generali SpA	1,072,075	21,428,970
Atlantia SpA (a)	505,100	9,167,376
DiaSorin SpA	24,997	5,075,058
Enel SpA	8,166,644	75,260,031
Eni SpA	2,538,554	30,019,968
FinecoBank SpA (a)	625,504	11,215,392
Infrastrutture Wireless Italiane SpA (d)	316,491	3,580,922
Intesa Sanpaolo SpA	16,607,561	45,879,184
Mediobanca SpA (a)	599,924	7,035,469
Moncler SpA	192,687	13,257,347
Nexi SpA (a)(d)	445,593	9,556,811
Poste Italiane SpA (d)	531,310	7,040,077
Prysmian SpA	259,022	9,285,544
Recordati SpA	106,089	6,566,753
Snam Rete Gas SpA	1,922,762	11,641,593
Telecom Italia SpA	8,096,795	3,562,429
Telecom Italia SpA (Risparmio Shares)	7,564,311	3,530,940
Terna SpA	1,358,239	10,801,559
UniCredit SpA	2,154,358	25,832,077
TOTAL ITALY		315,950,445
Japan - 13.5%
ABC-MART, Inc.	31,282	1,716,582
ACOM Co. Ltd.	382,568	1,565,772
Advantest Corp.	203,182	17,937,111
AEON Co. Ltd.	671,578	18,377,627
AGC, Inc.	198,096	8,471,207
Aisin Seiki Co. Ltd.	152,901	6,153,392
Ajinomoto Co., Inc.	466,115	11,875,175
Ana Holdings, Inc. (a)	148,551	3,481,023
Asahi Group Holdings	466,017	20,968,215
ASAHI INTECC Co. Ltd.	212,049	5,717,524
Asahi Kasei Corp.	1,244,925	13,575,805
Astellas Pharma, Inc.	1,871,565	29,809,131
Azbil Corp.	123,782	4,800,988
Bandai Namco Holdings, Inc.	199,498	12,908,351
Bridgestone Corp.	575,495	25,353,367
Brother Industries Ltd.	256,375	5,176,342
Canon, Inc.	941,328	21,676,968
Canon, Inc. sponsored ADR	78,090	1,802,317
Capcom Co. Ltd.	185,900	5,092,106
Casio Computer Co. Ltd.	200,047	3,260,570
Central Japan Railway Co.	145,938	21,228,838
Chiba Bank Ltd.	555,194	3,158,321
Chubu Electric Power Co., Inc.	618,795	7,425,896
Chugai Pharmaceutical Co. Ltd.	678,824	25,015,028
Concordia Financial Group Ltd.	1,144,988	4,098,814
Cosmos Pharmaceutical Corp.	19,861	3,365,535
CyberAgent, Inc.	416,196	7,490,881
Dai Nippon Printing Co. Ltd.	241,421	5,689,167
Dai-ichi Mutual Life Insurance Co.	1,025,491	18,874,203
Daifuku Co. Ltd.	100,509	8,951,032
Daiichi Sankyo Kabushiki Kaisha	1,716,396	33,992,037
Daikin Industries Ltd.	249,182	52,037,358
Daito Trust Construction Co. Ltd.	65,021	7,610,133
Daiwa House Industry Co. Ltd.	568,908	17,442,853
Daiwa House REIT Investment Corp.	1,953	5,803,546
Daiwa Securities Group, Inc.	1,519,851	7,991,901
DENSO Corp.	435,625	29,927,947
Dentsu Group, Inc.	218,922	7,608,416
Disco Corp.	28,529	8,100,618
East Japan Railway Co.	306,681	20,431,815
Eisai Co. Ltd.	240,597	19,789,786
ENEOS Holdings, Inc.	3,048,864	12,807,046
FANUC Corp.	192,625	43,141,786
Fast Retailing Co. Ltd.	58,363	39,581,962
Fuji Electric Co. Ltd.	133,204	5,829,458
FUJIFILM Holdings Corp.	365,448	26,225,576
Fujitsu Ltd.	196,558	33,440,491
GLP J-REIT	4,042	7,239,898
GMO Payment Gateway, Inc.	41,428	5,309,491
Hakuhodo DY Holdings, Inc.	212,007	3,211,847
Hamamatsu Photonics K.K.	146,146	8,086,288
Hankyu Hanshin Holdings, Inc.	224,280	6,593,163
Harmonic Drive Systems, Inc.	40,106	2,208,106
Hikari Tsushin, Inc.	21,570	3,721,983
Hino Motors Ltd.	324,271	2,842,784
Hirose Electric Co. Ltd.	32,168	4,794,192
Hisamitsu Pharmaceutical Co., Inc.	48,603	2,115,485
Hitachi Construction Machinery Co. Ltd.	111,471	3,149,667
Hitachi Ltd.	971,009	55,851,680
Hitachi Metals Ltd.	208,246	4,060,327
Honda Motor Co. Ltd.	1,617,586	51,953,419
Hoshizaki Corp.	55,403	4,631,015
Hoya Corp.	373,782	52,487,231
Hulic Co. Ltd.	275,872	3,125,736
Ibiden Co. Ltd.	104,240	5,482,565
Idemitsu Kosan Co. Ltd.	213,327	5,021,689
Iida Group Holdings Co. Ltd.	155,378	3,724,936
INPEX Corp.	1,070,212	7,590,547
Isuzu Motors Ltd.	545,092	7,271,359
ITO EN Ltd.	52,625	3,094,036
Itochu Corp.	1,180,771	34,949,924
ITOCHU Techno-Solutions Corp.	104,185	3,186,187
Japan Airlines Co. Ltd. (a)	132,226	2,751,670
Japan Exchange Group, Inc.	507,694	11,547,514
Japan Post Bank Co. Ltd.	384,040	3,255,615
Japan Post Holdings Co. Ltd.	1,541,846	13,087,870
Japan Post Insurance Co. Ltd.	226,642	4,003,757
Japan Real Estate Investment Corp.	1,296	8,115,874
Japan Retail Fund Investment Corp.	7,023	7,329,962
Japan Tobacco, Inc.	1,165,526	22,774,728
JFE Holdings, Inc.	477,690	5,808,593
JSR Corp.	199,821	6,657,361
Kajima Corp.	454,278	5,847,829
Kakaku.com, Inc.	133,465	3,621,761
Kansai Electric Power Co., Inc.	680,999	6,423,780
Kansai Paint Co. Ltd.	172,384	4,212,766
Kao Corp.	485,926	29,258,258
KDDI Corp.	1,611,407	49,282,630
Keio Corp.	104,420	5,849,000
Keisei Electric Railway Co.	130,242	3,878,944
Keyence Corp.	194,729	107,814,953
Kikkoman Corp.	148,048	9,066,007
Kintetsu Group Holdings Co. Ltd. (a)	170,164	5,715,823
Kirin Holdings Co. Ltd.	837,820	15,324,399
Kobayashi Pharmaceutical Co. Ltd.	53,787	4,275,308
Kobe Bussan Co. Ltd.	139,572	4,688,235
Koei Tecmo Holdings Co. Ltd.	64,659	3,029,463
Koito Manufacturing Co. Ltd.	102,815	6,241,720
Komatsu Ltd.	884,364	22,161,317
Konami Holdings Corp.	94,136	5,213,776
Kose Corp.	34,468	5,419,744
Kubota Corp.	1,032,767	21,596,677
Kurita Water Industries Ltd.	98,784	4,772,391
Kyocera Corp.	317,956	19,647,096
Kyowa Hakko Kirin Co., Ltd.	268,821	8,750,435
Lasertec Corp.	74,395	13,966,303
Lawson, Inc.	51,307	2,567,571
Lion Corp.	226,990	3,918,865
LIXIL Group Corp.	265,403	7,194,827
M3, Inc.	442,702	28,955,672
Makita Corp.	221,868	11,446,815
Marubeni Corp.	1,541,745	13,122,429
Mazda Motor Corp. (a)	551,609	5,441,571
McDonald's Holdings Co. (Japan) Ltd.	78,145	3,518,858
Medipal Holdings Corp.	182,207	3,416,433
Meiji Holdings Co. Ltd.	120,406	7,453,227
Mercari, Inc. (a)	106,980	5,577,919
Minebea Mitsumi, Inc.	360,400	9,731,127
Misumi Group, Inc.	288,714	10,000,576
Mitsubishi Chemical Holdings Corp.	1,290,684	10,830,005
Mitsubishi Corp.	1,256,001	35,229,299
Mitsubishi Electric Corp.	1,855,497	25,173,994
Mitsubishi Estate Co. Ltd.	1,178,812	18,491,935
Mitsubishi Gas Chemical Co., Inc.	164,883	3,410,232
Mitsubishi Heavy Industries Ltd.	321,728	9,295,759
Mitsubishi UFJ Financial Group, Inc.	12,195,418	64,424,514
Mitsubishi UFJ Lease & Finance Co. Ltd.	685,416	3,723,695
Mitsui & Co. Ltd.	1,541,346	35,377,601
Mitsui Chemicals, Inc.	185,671	5,920,847
Mitsui Fudosan Co. Ltd.	917,710	21,462,732
Miura Co. Ltd.	89,614	3,933,197
Mizuho Financial Group, Inc.	2,411,932	34,465,573
MonotaRO Co. Ltd.	247,908	5,685,580
MS&AD Insurance Group Holdings, Inc.	441,415	13,644,606
Murata Manufacturing Co. Ltd.	571,861	47,456,300
Nabtesco Corp.	114,191	4,288,473
NEC Corp.	242,463	12,297,011
Nexon Co. Ltd.	482,359	9,925,077
NGK Insulators Ltd.	267,895	4,290,301
NH Foods Ltd.	76,263	3,076,003
Nidec Corp.	449,456	50,448,522
Nihon M&A Center, Inc.	315,160	8,733,297
Nintendo Co. Ltd.	112,489	57,830,947
Nippon Building Fund, Inc.	1,498	9,667,599
Nippon Express Co. Ltd.	76,885	5,616,432
Nippon Paint Holdings Co. Ltd.	705,730	8,954,707
Nippon Prologis REIT, Inc.	2,160	7,206,235
Nippon Sanso Holdings Corp.	161,286	3,550,483
Nippon Shinyaku Co. Ltd.	50,255	3,765,518
Nippon Steel & Sumitomo Metal Corp.	871,999	15,126,839
Nippon Telegraph & Telephone Corp.	1,285,171	32,910,815
Nippon Yusen KK	162,711	8,791,609
Nissan Chemical Corp.	120,584	5,910,266
Nissan Motor Co. Ltd. (a)	2,317,425	13,449,967
Nisshin Seifun Group, Inc.	183,362	2,956,271
Nissin Food Holdings Co. Ltd.	62,105	4,415,651
Nitori Holdings Co. Ltd.	79,642	15,138,048
Nitto Denko Corp.	150,450	11,178,198
Nomura Holdings, Inc.	3,140,665	15,727,152
Nomura Real Estate Holdings, Inc.	110,818	2,734,464
Nomura Real Estate Master Fund, Inc.	4,282	6,795,462
Nomura Research Institute Ltd.	344,880	11,065,837
NSK Ltd.	414,586	3,421,522
NTT Data Corp.	620,656	9,613,673
Obayashi Corp.	661,385	5,408,312
OBIC Co. Ltd.	68,952	12,080,192
Odakyu Electric Railway Co. Ltd.	308,139	7,354,089
Oji Holdings Corp.	859,902	4,957,754
Olympus Corp.	1,177,963	24,241,713
OMRON Corp.	183,877	15,735,288
Ono Pharmaceutical Co. Ltd.	386,545	8,757,646
Oracle Corp. Japan	38,803	2,889,754
Oriental Land Co. Ltd.	201,288	27,430,433
ORIX Corp.	1,234,054	21,507,782
ORIX JREIT, Inc.	2,681	5,107,598
Osaka Gas Co. Ltd.	373,318	6,974,592
Otsuka Corp.	113,432	5,883,306
Otsuka Holdings Co. Ltd.	389,103	15,466,482
Pan Pacific International Holdings Ltd.	410,391	8,540,382
Panasonic Corp.	2,217,593	26,777,577
PeptiDream, Inc. (a)	94,454	3,878,723
Persol Holdings Co. Ltd.	176,426	3,529,967
Pigeon Corp.	109,107	3,132,829
Pola Orbis Holdings, Inc.	87,902	2,094,488
Rakuten Group, Inc.	850,560	9,359,615
Recruit Holdings Co. Ltd.	1,362,583	70,623,562
Renesas Electronics Corp. (a)	1,287,683	13,862,209
Resona Holdings, Inc.	2,215,489	8,318,454
Ricoh Co. Ltd.	670,138	7,322,499
Rinnai Corp.	32,696	3,016,121
ROHM Co. Ltd.	86,095	8,334,432
Ryohin Keikaku Co. Ltd.	258,819	5,235,125
Santen Pharmaceutical Co. Ltd.	359,989	4,859,794
SBI Holdings, Inc. Japan	260,265	6,201,474
SCSK Corp.	48,011	2,879,653
Secom Co. Ltd.	210,159	15,907,062
Seiko Epson Corp.	301,409	5,186,019
Sekisui Chemical Co. Ltd.	378,639	6,488,686
Sekisui House Ltd.	605,803	11,998,224
Seven & i Holdings Co. Ltd.	756,172	33,740,695
SG Holdings Co. Ltd.	331,749	8,884,541
Sharp Corp.	212,411	3,262,520
Shimadzu Corp.	235,477	9,444,408
SHIMANO, Inc.	75,190	19,156,470
SHIMIZU Corp.	570,881	4,204,281
Shin-Etsu Chemical Co. Ltd.	354,217	57,783,161
Shionogi & Co. Ltd.	264,494	13,929,496
Shiseido Co. Ltd.	404,175	27,013,328
Shizuoka Bank Ltd.	467,318	3,374,814
SMC Corp.	57,255	33,819,097
SoftBank Corp.	2,835,327	37,032,805
SoftBank Group Corp.	1,258,344	79,131,786
Sohgo Security Services Co., Ltd.	69,777	3,250,175
Sompo Holdings, Inc.	318,954	13,186,220
Sony Group Corp.	1,262,720	131,911,932
Square Enix Holdings Co. Ltd.	83,538	4,317,583
Stanley Electric Co. Ltd.	125,801	3,257,834
Subaru Corp.	622,178	12,223,917
Sumco Corp.	273,629	6,328,583
Sumitomo Chemical Co. Ltd.	1,532,781	7,978,920
Sumitomo Corp.	1,104,469	15,009,644
Sumitomo Dainippon Pharma Co., Ltd.	181,901	3,149,667
Sumitomo Electric Industries Ltd.	769,403	10,930,690
Sumitomo Metal Mining Co. Ltd.	244,732	9,918,345
Sumitomo Mitsui Financial Group, Inc.	1,300,572	43,841,090
Sumitomo Mitsui Trust Holdings, Inc.	338,857	11,123,271
Sumitomo Realty & Development Co. Ltd.	303,979	9,907,661
Suntory Beverage & Food Ltd.	148,603	5,194,772
Suzuki Motor Corp.	362,732	14,757,931
Sysmex Corp.	170,129	20,144,713
T&D Holdings, Inc.	537,453	6,876,580
Taisei Corp.	180,402	6,079,796
Taisho Pharmaceutical Holdings Co. Ltd.	33,359	1,860,964
Takeda Pharmaceutical Co. Ltd.	1,572,420	52,340,403
TDK Corp.	132,529	15,121,567
Terumo Corp.	651,824	25,297,778
THK Co. Ltd.	130,476	3,698,832
TIS, Inc.	215,467	5,568,105
Tobu Railway Co. Ltd.	196,093	5,099,201
Toho Co. Ltd.	114,905	5,002,340
Toho Gas Co. Ltd.	71,894	3,492,959
Tohoku Electric Power Co., Inc.	395,508	2,995,918
Tokio Marine Holdings, Inc.	633,408	30,188,899
Tokyo Century Corp.	39,247	2,146,502
Tokyo Electric Power Co., Inc. (a)	1,619,926	4,317,422
Tokyo Electron Ltd.	149,786	61,775,560
Tokyo Gas Co. Ltd.	362,039	6,852,938
Tokyu Corp.	504,975	6,768,033
Toppan, Inc.	275,377	4,671,242
Toray Industries, Inc.	1,414,619	9,314,114
Toshiba Corp.	417,015	17,865,827
Tosoh Corp.	253,125	4,442,108
Toto Ltd.	140,817	7,301,390
Toyo Suisan Kaisha Ltd.	90,698	3,459,926
Toyota Industries Corp.	144,343	12,025,842
Toyota Motor Corp.	2,119,746	190,301,205
Toyota Tsusho Corp.	210,095	9,919,607
Trend Micro, Inc.	137,345	7,150,607
Tsuruha Holdings, Inc.	41,288	4,858,740
Unicharm Corp.	398,597	15,921,353
United Urban Investment Corp.	2,884	4,235,107
USS Co. Ltd.	220,346	3,812,194
Welcia Holdings Co. Ltd.	91,937	3,121,693
West Japan Railway Co.	166,580	9,050,701
Yakult Honsha Co. Ltd.	132,318	7,791,571
Yamada Holdings Co. Ltd.	693,363	3,261,249
Yamaha Corp.	140,161	7,766,885
Yamaha Motor Co. Ltd.	289,139	7,240,239
Yamato Holdings Co. Ltd.	297,129	8,563,300
Yaskawa Electric Corp.	243,289	12,046,873
Yokogawa Electric Corp.	220,600	3,393,752
Z Holdings Corp.	2,645,149	13,239,456
ZOZO, Inc.	116,563	3,957,861
TOTAL JAPAN		3,908,382,094
Korea (South) - 3.5%
Alteogen, Inc.	25,971	1,802,353
AMOREPACIFIC Corp.	32,718	6,286,683
AMOREPACIFIC Group, Inc.	30,006	1,499,311
BGF Retail Co. Ltd.	8,146	1,141,243
Celltrion Healthcare Co. Ltd.	83,547	7,783,882
Celltrion Pharm, Inc.	15,305	1,845,480
Celltrion, Inc. (a)	98,000	21,550,887
Cheil Worldwide, Inc.	56,902	1,194,549
CJ CheilJedang Corp.	7,878	3,198,327
CJ Corp.	14,318	1,217,221
CJ ENM Co. Ltd.	9,316	1,318,088
CJ Logistics Corp. (a)	9,015	1,376,384
Coway Co. Ltd.	56,974	4,240,578
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	37,482	1,056,738
Db Insurance Co. Ltd.	46,305	2,293,639
Doosan Bobcat, Inc. (a)	47,907	1,915,848
Doosan Heavy Industries & Construction Co. Ltd. (a)	274,962	5,187,917
DuzonBizon Co. Ltd.	18,447	1,339,406
E-Mart, Inc.	22,144	3,236,809
EUSU Holdings Co. Ltd.	6	34
Fila Holdings Corp.	49,048	2,221,022
Green Cross Corp.	5,546	1,404,830
GS Engineering & Construction Corp.	58,947	2,252,520
GS Holdings Corp.	45,464	1,688,000
Hana Financial Group, Inc.	300,934	11,342,849
Hanjin Shipping Co. Ltd. (a)(c)	12	0
Hankook Tire Co. Ltd.	69,576	2,918,213
Hanmi Pharm Co. Ltd.	6,322	1,754,953
Hanon Systems	171,279	2,317,874
Hanwha Solutions Corp. (a)	124,766	4,231,887
HLB, Inc.	99,057	3,097,787
HMM Co. Ltd. (a)	255,466	8,864,499
Hotel Shilla Co.	30,769	2,495,664
HYBE Co. Ltd. (a)	13,224	3,321,028
Hyundai Engineering & Construction Co. Ltd.	76,761	3,642,412
Hyundai Glovis Co. Ltd.	19,647	3,314,950
Hyundai Heavy Industries Holdi	44,607	2,650,664
Hyundai Mobis	67,294	15,557,315
Hyundai Motor Co.	138,189	26,133,108
Hyundai Steel Co.	88,852	4,162,192
Industrial Bank of Korea	236,105	2,109,616
Kakao Corp.	313,822	40,018,594
Kangwon Land, Inc. (a)	99,493	2,235,390
KB Financial Group, Inc.	399,817	17,719,569
Kia Corp.	266,758	19,345,717
KMW Co. Ltd. (a)	28,659	1,320,130
Korea Aerospace Industries Ltd.	76,472	2,149,357
Korea Electric Power Corp.	260,860	5,641,744
Korea Investment Holdings Co. Ltd.	40,163	3,341,226
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	37,789	4,277,963
Korea Zinc Co. Ltd.	8,329	3,952,222
Korean Air Lines Co. Ltd. (a)	145,644	3,777,678
KT&G Corp.	116,716	8,332,807
Kumho Petro Chemical Co. Ltd.	17,345	3,061,962
LG Chemical Ltd.	46,192	33,739,602
LG Corp.	86,032	7,030,270
LG Display Co. Ltd. (a)	236,634	4,536,820
LG Electronics, Inc.	107,919	14,744,823
LG Household & Health Care Ltd.	9,722	12,304,728
LG Innotek Co. Ltd.	13,263	2,611,733
LG Uplus Corp.	217,417	2,744,212
Lotte Chemical Corp.	17,684	3,980,879
Lotte Shopping Co. Ltd.	10,261	956,884
LX Holdings Corp. (a)	38,397	348,076
Meritz Securities Co. Ltd.	254,923	1,085,804
Mirae Asset Securities Co. Ltd.	278,215	2,155,227
NAVER Corp.	124,587	46,851,439
NCSOFT Corp.	16,375	11,704,952
Netmarble Corp. (d)	19,972	2,399,565
NH Investment & Securities Co. Ltd.	145,890	1,607,276
Orion Corp./Republic of Korea	22,799	2,323,886
Pan Ocean Co., Ltd. (Korea)	312,289	2,045,336
Pearl Abyss Corp. (a)	27,935	1,793,253
POSCO	74,534	23,654,434
POSCO Chemtech Co. Ltd.	32,971	4,404,676
S-Oil Corp.	43,062	3,672,052
S1 Corp.	17,862	1,248,896
Samsung Biologics Co. Ltd. (a)(d)	16,507	12,744,396
Samsung C&T Corp.	86,755	10,649,079
Samsung Electro-Mechanics Co. Ltd.	57,445	9,567,855
Samsung Electronics Co. Ltd.	4,819,453	328,192,391
Samsung Engineering Co. Ltd. (a)	155,404	3,147,822
Samsung Fire & Marine Insurance Co. Ltd.	30,081	5,597,327
Samsung Heavy Industries Co. Ltd. (a)(c)	453,255	2,571,470
Samsung Life Insurance Co. Ltd.	72,050	4,712,664
Samsung SDI Co. Ltd.	55,366	35,589,547
Samsung SDS Co. Ltd.	33,738	5,341,255
Samsung Securities Co. Ltd.	61,685	2,367,849
Seegene, Inc.	34,232	2,078,698
Shin Poong Pharmaceutical Co.	30,313	1,667,168
Shinhan Financial Group Co. Ltd.	440,044	14,882,015
Shinsegae Co. Ltd.	7,500	1,730,629
SK Biopharmaceuticals Co. Ltd. (a)	25,889	2,672,535
SK Chemicals Co. Ltd.	7,150	1,469,994
SK Holdings Co., Ltd.	31,881	7,411,871
SK Hynix, Inc.	550,308	53,705,585
SK Innovation Co., Ltd. (a)	50,383	11,057,721
SK Telecom Co. Ltd.	39,528	10,331,185
SKC Co. Ltd.	19,242	2,695,776
Woori Financial Group, Inc.	501,626	4,721,401
Yuhan Corp.	46,683	2,494,598
TOTAL KOREA (SOUTH)		1,015,486,773
Kuwait - 0.2%
Agility Public Warehousing Co. KSC	1,176,486	3,860,926
Boubyan Bank KSC	978,278	2,604,834
Kuwait Finance House KSCP	4,558,921	11,911,310
Mabanee Co. SAKC	453,569	1,089,954
Mobile Telecommunication Co.	1,972,404	3,879,816
National Bank of Kuwait	6,808,519	20,258,998
TOTAL KUWAIT		43,605,838
Luxembourg - 0.2%
Adecoagro SA (a)	100,034	956,325
ArcelorMittal SA (Netherlands)	724,244	25,237,074
Aroundtown SA (b)	1,019,972	7,992,875
Eurofins Scientific SA	136,007	16,269,355
Globant SA (a)	40,226	9,620,450
InPost SA	189,794	3,719,365
Reinet Investments SCA	138,746	2,706,216
Tenaris SA	502,350	5,118,417
TOTAL LUXEMBOURG		71,620,077
Malaysia - 0.3%
AMMB Holdings Bhd	1,662,900	1,123,049
Axiata Group Bhd	2,640,015	2,333,473
CIMB Group Holdings Bhd	6,251,583	6,592,309
Dialog Group Bhd	3,973,322	2,589,250
DiGi.com Bhd	2,935,300	2,886,610
Fraser & Neave Holdings Bhd	99,900	587,090
Genting Bhd	1,962,100	2,189,927
Genting Malaysia Bhd	2,966,600	1,940,241
Hap Seng Consolidated Bhd	569,400	1,038,953
Hartalega Holdings Bhd	1,664,800	2,777,297
Hong Leong Bank Bhd	631,000	2,691,469
Hong Leong Credit Bhd	159,300	650,790
IHH Healthcare Bhd	1,832,900	2,449,658
IOI Corp. Bhd	2,159,900	1,868,160
IOI Properties Group Bhd	11	3
Kossan Rubber Industries Bhd	1,266,800	1,038,656
Kuala Lumpur Kepong Bhd	394,613	1,731,809
Malayan Banking Bhd	3,919,902	7,440,383
Malaysia Airports Holdings Bhd (a)	995,398	1,363,365
Maxis Bhd	2,253,600	2,274,961
MISC Bhd	1,174,000	1,863,934
Nestle (Malaysia) Bhd	61,200	1,928,815
Petronas Chemicals Group Bhd	2,277,800	4,339,695
Petronas Dagangan Bhd	273,300	1,191,640
Petronas Gas Bhd	737,000	2,661,583
PPB Group Bhd	522,020	2,238,996
Press Metal Bhd	3,412,300	3,897,461
Public Bank Bhd	15,391,400	14,516,060
QL Resources Bhd	864,600	1,157,581
RHB Capital Bhd	1,747,903	2,116,537
Sime Darby Bhd	2,695,607	1,373,354
Sime Darby Plantation Bhd	1,803,724	1,453,237
Sime Darby Property Bhd	15	2
SP Setia Bhd (a)	14	3
Supermax Corp. Bhd	2,087,986	1,617,942
Telekom Malaysia Bhd	994,674	1,400,086
Tenaga Nasional Bhd	2,220,425	5,072,250
Top Glove Corp. Bhd	6,101,200	5,754,212
Westports Holdings Bhd	1,014,400	975,939
TOTAL MALAYSIA		99,126,780
Mexico - 0.5%
America Movil S.A.B. de CV Series L	34,495,946	28,905,112
Arca Continental S.A.B. de CV	460,762	2,788,239
Becle S.A.B. de CV	541,500	1,354,957
CEMEX S.A.B. de CV unit (a)	15,756,940	12,854,893
Coca-Cola FEMSA S.A.B. de CV unit	536,780	3,043,045
Fibra Uno Administracion SA de CV	3,944,000	4,299,393
Fomento Economico Mexicano S.A.B. de CV unit	2,047,500	17,864,229
Gruma S.A.B. de CV Series B	196,605	2,127,211
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	383,800	4,414,435
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	196,770	3,574,455
Grupo Bimbo S.A.B. de CV Series A	1,491,700	3,438,076
Grupo Carso SA de CV Series A1	339,000	1,107,790
Grupo Financiero Banorte S.A.B. de CV Series O	2,615,100	16,953,402
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	2,156,300	2,088,463
Grupo Mexico SA de CV Series B	3,218,523	14,747,202
Grupo Televisa SA de CV	2,290,700	6,204,812
Industrias Penoles SA de CV (a)	134,640	1,898,572
Kimberly-Clark de Mexico SA de CV Series A	1,500,700	2,429,768
Megacable Holdings S.A.B. de CV unit	220,100	771,767
Orbia Advance Corp. S.A.B. de CV	1,002,916	2,733,222
Promotora y Operadora de Infraestructura S.A.B. de CV	210,065	1,584,385
Telesites S.A.B. de C.V. (a)	1,211,500	1,011,498
Wal-Mart de Mexico SA de CV Series V	5,481,600	18,069,832
TOTAL MEXICO		154,264,758
Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	2,338,676	2,371,434
HKT Trust/HKT Ltd. unit	3,617,479	4,915,692
TOTAL MULTI-NATIONAL		7,287,126
Netherlands - 3.6%
ABN AMRO Group NV GDR (a)(d)	411,257	4,792,186
Adyen BV (a)(d)	19,811	53,688,833
AEGON NV	1,849,890	7,876,094
Airbus Group NV (a)	591,483	81,133,018
Akzo Nobel NV	190,614	23,538,661
Argenx SE (a)	45,719	13,961,492
ASM International NV (Netherlands)	48,202	17,090,989
ASML Holding NV (Netherlands)	420,981	321,791,439
CNH Industrial NV	1,012,185	16,881,905
Davide Campari Milano NV	552,406	7,771,759
EXOR NV	107,305	8,831,419
Ferrari NV	126,309	27,546,990
Heineken Holding NV	115,400	11,355,295
Heineken NV (Bearer)	261,867	30,504,822
ING Groep NV (Certificaten Van Aandelen)	3,917,982	50,270,457
JDE Peet's BV	67,809	2,282,843
Just Eat Takeaway.com NV (a)(d)	181,873	16,150,809
Koninklijke Ahold Delhaize NV	1,058,815	32,901,426
Koninklijke DSM NV	169,899	34,252,180
Koninklijke KPN NV	3,423,220	11,240,280
Koninklijke Philips Electronics NV	915,673	42,221,224
Koninklijke Vopak NV	72,625	3,074,744
NN Group NV	271,417	13,500,136
Prosus NV	487,996	43,538,250
QIAGEN NV (Germany) (a)	231,442	12,406,827
Randstad NV	120,956	8,775,485
Stellantis NV (Italy)	2,022,275	38,838,575
STMicroelectronics NV (France)	687,189	28,280,418
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	123,848	10,309,004
Wolters Kluwer NV	268,269	30,575,933
X5 Retail Group NV GDR	124,364	4,033,887
Yandex NV Class A (a)	302,054	20,544,731
TOTAL NETHERLANDS		1,029,962,111
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	1,221,909	6,163,441
Fisher & Paykel Healthcare Corp.	582,270	12,798,810
Mercury Nz Ltd.	676,918	3,117,334
Meridian Energy Ltd.	1,337,753	4,865,105
Ryman Healthcare Group Ltd.	428,437	3,934,125
Spark New Zealand Ltd.	1,800,344	5,939,109
The a2 Milk Co. Ltd. (a)	717,379	3,108,743
Xero Ltd. (a)	130,554	13,439,813
TOTAL NEW ZEALAND		53,366,480
Norway - 0.4%
Adevinta ASA Class B (a)	262,770	5,051,811
DNB Bank ASA	914,014	18,730,834
Equinor ASA	845,735	16,507,376
Equinor ASA sponsored ADR	116,214	2,273,146
Gjensidige Forsikring ASA	180,083	4,123,579
Mowi ASA	431,847	11,007,889
Norsk Hydro ASA	1,370,011	9,114,682
Orkla ASA	743,750	6,760,024
Schibsted ASA:
(A Shares)	75,059	3,979,471
(B Shares)	87,591	4,049,030
Telenor ASA	690,387	11,987,364
Yara International ASA	170,662	8,988,260
TOTAL NORWAY		102,573,466
Pakistan - 0.0%
Habib Bank Ltd.	385,416	300,435
Lucky Cement Ltd. (a)	112,527	614,882
MCB Bank Ltd.	266,532	265,269
TOTAL PAKISTAN		1,180,586
Papua New Guinea - 0.0%
Oil Search Ltd. ADR	1,994,053	5,575,309

Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (a)	213,151	1,760,627

Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	1,503,520	1,131,892
Ayala Corp.	272,635	3,984,854
Ayala Land, Inc.	7,961,670	5,212,666
Bank of the Philippine Islands (BPI)	1,759,043	2,835,178
BDO Unibank, Inc.	2,026,198	4,137,996
DMCI Holdings, Inc.	9	1
Globe Telecom, Inc.	27,195	1,012,768
GT Capital Holdings, Inc.	90,479	984,590
International Container Terminal Services, Inc.	1,041,960	3,244,064
JG Summit Holdings, Inc.	2,602,475	2,917,982
Jollibee Food Corp.	426,890	1,623,968
Manila Electric Co.	157,510	835,722
Metro Pacific Investments Corp.	11,439,700	801,661
Metropolitan Bank & Trust Co.	1,733,141	1,492,143
PLDT, Inc.	75,940	1,862,579
SM Investments Corp.	231,890	4,227,367
SM Prime Holdings, Inc.	9,962,375	6,273,234
Universal Robina Corp.	889,750	2,257,109
TOTAL PHILIPPINES		44,835,774
Poland - 0.2%
Allegro.eu SA (a)(d)	369,315	6,336,592
Bank Polska Kasa Opieki SA	186,552	4,557,631
CD Projekt RED SA	67,417	3,246,446
Cyfrowy Polsat SA	264,464	2,344,994
Dino Polska SA (a)(d)	49,827	3,987,453
KGHM Polska Miedz SA (Bearer)	139,189	7,030,806
LPP SA	1,109	3,984,052
Orange Polska SA (a)	553,192	1,099,922
PGE Polska Grupa Energetyczna SA (a)	795,060	1,791,336
Polish Oil & Gas Co. SA	1,746,713	2,850,055
Polski Koncern Naftowy Orlen SA	324,115	6,136,521
Powszechna Kasa Oszczednosci Bank SA (a)	910,932	8,947,350
Powszechny Zaklad Ubezpieczen SA	644,596	6,291,190
Santander Bank Polska SA (a)	33,833	2,250,850
TOTAL POLAND		60,855,198
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)(c)	319,729	4
Energias de Portugal SA	2,874,558	14,925,327
Galp Energia SGPS SA Class B	517,744	5,050,966
Jeronimo Martins SGPS SA	251,770	5,129,523
TOTAL PORTUGAL		25,105,820
Qatar - 0.2%
Barwa Real Estate Co.	1,725,958	1,450,544
Industries Qatar QSC (a)	1,610,630	5,905,496
Masraf al Rayan	3,506,749	4,160,713
Mesaieed Petrochemical Holding Co.	4,340,790	2,279,481
Ooredoo QSC	746,947	1,454,505
Qatar Electricity & Water Co.	425,428	1,927,921
Qatar Fuel Co.	475,513	2,349,486
Qatar Gas Transport Co. Ltd. (Nakilat)	2,343,391	1,956,580
Qatar International Islamic Bank QSC	798,715	2,020,808
Qatar Islamic Bank (a)	1,139,922	5,391,227
Qatar National Bank SAQ (a)	4,560,581	22,796,642
The Commercial Bank of Qatar (a)	1,901,609	2,872,521
TOTAL QATAR		54,565,924
Russia - 0.8%
Alrosa Co. Ltd.	2,613,170	4,630,154
Gazprom OAO	9,604,594	37,434,376
Gazprom OAO sponsored ADR (Reg. S)	1,078,053	8,391,565
Inter Rao Ues JSC	34,520,500	2,053,001
Lukoil PJSC	365,390	31,376,770
Lukoil PJSC sponsored ADR	52,271	4,479,625
Magnit OJSC GDR (Reg. S)	340,237	4,972,564
MMC Norilsk Nickel PJSC	54,328	18,777,689
MMC Norilsk Nickel PJSC sponsored ADR	94,428	3,263,432
Mobile TeleSystems OJSC sponsored ADR	423,248	3,635,700
Moscow Exchange MICEX-RTS OAO	1,433,850	3,393,898
Novatek PJSC GDR (Reg. S)	92,255	20,535,963
Novolipetsk Steel OJSC	1,544,440	5,457,417
PhosAgro OJSC GDR (Reg. S)	121,093	2,304,400
Polyus PJSC	33,904	6,494,921
Rosneft Oil Co. OJSC	927,646	6,884,064
Rosneft Oil Co. OJSC GDR (Reg. S)	214,392	1,577,496
Sberbank of Russia	10,722,403	44,827,956
Severstal PAO	186,085	4,547,833
Severstal PAO GDR (Reg. S)	10,278	252,839
Surgutneftegas OJSC	4,764,500	2,117,013
Surgutneftegas OJSC sponsored ADR	214,357	940,170
Tatneft PAO	1,299,393	8,672,835
Tatneft PAO sponsored ADR	24,387	972,310
VTB Bank OJSC	3,071,398,016	2,044,974
TOTAL RUSSIA		230,038,965
Saudi Arabia - 0.8%
Abdullah Al Othaim Markets Co.	44,529	1,398,655
Advanced Polypropylene Co.	126,208	2,503,700
Al Rajhi Bank	1,212,791	35,894,785
Alinma Bank	980,918	5,675,640
Almarai Co. Ltd.	271,457	4,248,754
Arab National Bank	571,651	3,429,540
Bank Al-Jazira	373,900	1,932,109
Bank Albilad (a)	352,048	3,445,009
Banque Saudi Fransi	572,572	5,641,141
Bupa Arabia for Cooperative Insurance Co. (a)	55,532	2,043,360
Dar Al Arkan Real Estate Development Co. (a)	646,127	1,815,854
Dr Sulaiman Al Habib Medical Services Group Co.	45,639	2,085,784
Emaar The Economic City (a)	330,940	1,200,081
Etihad Etisalat Co.	334,633	2,868,614
Jarir Marketing Co.	57,747	3,097,989
Mobile Telecommunications Co. Saudi Arabia (a)	370,649	1,403,375
Mouwasat Medical Services Co.	45,338	2,188,081
National Industrialization Co. (a)	336,285	1,940,382
National Petrochemical Co.	107,591	1,331,117
Rabigh Refining & Petrochemical Co. (a)	214,766	1,486,022
Riyad Bank	1,310,087	9,152,165
Sabic Agriculture-Nutrients Co.	222,267	7,621,463
Sahara International Petrochemical Co.	376,127	3,364,724
Saudi Arabian Mining Co. (a)	421,570	7,857,227
Saudi Arabian Oil Co.	2,142,388	19,907,802
Saudi Basic Industries Corp.	897,787	28,965,504
Saudi Cement Co.	68,072	1,177,974
Saudi Electricity Co.	876,036	6,049,843
Saudi Industrial Investment Group	206,639	2,033,111
Saudi Kayan Petrochemical Co. (a)	689,456	3,559,052
Saudi Telecom Co.	601,472	21,490,307
The Co. for Cooperative Insurance	50,819	1,142,289
The Saudi British Bank	813,114	6,677,664
The Saudi National Bank	2,146,949	31,485,227
The Savola Group	247,099	2,826,511
Yanbu National Petrochemical Co.	263,305	4,809,192
TOTAL SAUDI ARABIA		243,750,047
Singapore - 0.6%
Ascendas Real Estate Investment Trust	3,190,215	7,346,006
BOC Aviation Ltd. Class A (d)	192,500	1,413,192
CapitaLand Ltd.	2,633,099	7,831,572
CapitaMall Trust	4,806,318	7,626,542
City Developments Ltd.	420,045	2,123,553
DBS Group Holdings Ltd.	1,803,983	40,487,932
Genting Singapore Ltd.	5,674,723	3,392,395
Keppel Corp. Ltd.	1,582,757	6,413,031
Mapletree Commercial Trust	2,171,689	3,462,008
Mapletree Logistics Trust (REIT)	3,323,176	5,175,026
Oversea-Chinese Banking Corp. Ltd.	3,407,691	30,934,425
Singapore Airlines Ltd. (a)	1,245,339	4,687,427
Singapore Exchange Ltd.	854,190	7,489,411
Singapore Technologies Engineering Ltd.	1,541,297	4,561,497
Singapore Telecommunications Ltd.	8,449,318	14,155,468
United Overseas Bank Ltd.	1,191,015	23,100,391
UOL Group Ltd.	412,649	2,223,209
Venture Corp. Ltd.	272,570	3,826,179
Wilmar International Ltd.	1,980,380	6,357,912
TOTAL SINGAPORE		182,607,176
South Africa - 1.0%
Absa Group Ltd. (a)	699,767	6,516,114
African Rainbow Minerals Ltd.	102,700	2,095,462
Anglo American Platinum Ltd.	54,886	7,182,972
AngloGold Ashanti Ltd.	428,092	8,572,011
Aspen Pharmacare Holdings Ltd. (a)	402,394	4,959,323
Bidcorp Ltd. (a)	331,935	7,285,861
Bidvest Group Ltd./The	299,781	4,090,587
Capitec Bank Holdings Ltd.	81,512	9,050,398
Clicks Group Ltd.	266,911	4,829,128
Discovery Ltd. (a)	405,212	3,252,482
Exxaro Resources Ltd.	230,651	2,854,318
FirstRand Ltd.	5,013,584	18,601,718
Gold Fields Ltd.	905,860	8,946,041
Growthpoint Properties Ltd.	3,454,601	3,477,885
Harmony Gold Mining Co. Ltd.	506,703	2,077,575
Impala Platinum Holdings Ltd.	781,111	14,080,649
Kumba Iron Ore Ltd.	60,037	3,188,164
Mr Price Group Ltd.	252,261	3,753,461
MTN Group Ltd. (a)	1,678,972	12,079,545
MultiChoice Group Ltd.	386,570	3,207,334
Naspers Ltd. Class N (b)	436,207	84,179,361
Nedbank Group Ltd. (a)	395,520	4,570,363
Northam Platinum Ltd. (a)	360,569	5,686,414
Old Mutual Ltd.	4,743,201	4,182,726
Rand Merchant Insurance Holdings Ltd.	676,450	1,435,429
Remgro Ltd.	490,955	3,733,620
Sanlam Ltd.	1,914,664	7,563,911
Sasol Ltd. (a)	562,589	8,387,618
Shoprite Holdings Ltd.	496,808	5,438,990
Sibanye Stillwater Ltd.	2,769,118	12,068,354
Spar Group Ltd./The	188,305	2,361,259
Standard Bank Group Ltd.	1,312,840	11,070,822
Thungela Resources Ltd. (a)	1	3
Tiger Brands Ltd. (b)	154,723	2,038,156
Vodacom Group Ltd. (b)	599,173	5,342,613
Woolworths Holdings Ltd. (a)	943,536	3,594,147
TOTAL SOUTH AFRICA		291,754,814
Spain - 1.5%
ACS Actividades de Construccion y Servicios SA (b)	256,025	6,730,206
Aena SME SA (a)(d)	74,733	11,897,101
Amadeus IT Holding SA Class A (a)	453,658	29,727,506
Banco Bilbao Vizcaya Argentaria SA	6,711,135	42,961,232
Banco Santander SA (Spain)	17,432,169	63,856,741
Banco Santander SA (Spain) sponsored ADR (b)	6,726	24,684
CaixaBank SA	4,599,913	13,661,335
Cellnex Telecom SA (d)	514,221	33,513,107
EDP Renovaveis SA	290,033	6,812,223
Enagas SA	251,097	5,766,644
Endesa SA	331,700	8,070,257
Ferrovial SA	477,925	14,173,463
Grifols SA	303,487	7,718,646
Iberdrola SA	6,104,623	73,469,705
Industria de Diseno Textil SA	1,096,587	37,192,295
Naturgy Energy Group SA (b)	281,897	7,286,583
Red Electrica Corporacion SA	452,951	8,986,562
Repsol SA	1,535,539	16,818,632
Siemens Gamesa Renewable Energy SA	240,422	6,702,214
Telefonica SA	5,316,634	24,322,809
TOTAL SPAIN		419,691,945
Sweden - 2.2%
Alfa Laval AB	311,690	13,013,032
ASSA ABLOY AB (B Shares)	1,004,147	32,209,314
Atlas Copco AB:
(A Shares)	680,298	45,993,847
(B Shares)	381,397	21,660,819
Boliden AB	273,148	10,645,550
Electrolux AB (B Shares)	223,563	5,864,101
Embracer Group AB (a)	254,381	6,580,857
Epiroc AB:
(A Shares)	707,833	16,488,707
(B Shares)	342,275	6,878,581
EQT AB	241,154	11,625,727
Ericsson (B Shares)	2,932,769	33,827,084
Essity AB (B Shares)	615,394	20,123,764
Evolution AB (d)	170,567	29,713,103
Fastighets AB Balder (a)	105,836	7,312,770
H&M Hennes & Mauritz AB (B Shares) (a)	745,813	15,605,204
Hexagon AB (B Shares)	1,969,337	32,599,615
Husqvarna AB (B Shares)	433,203	6,063,956
ICA Gruppen AB	111,565	5,514,487
Industrivarden AB:
(A Shares)	95,143	3,797,585
(C Shares)	167,464	6,413,838
Investor AB (B Shares)	1,786,550	44,267,357
Kinnevik AB (B Shares)	239,740	10,457,503
L E Lundbergforetagen AB	73,108	5,217,875
Latour Investment AB (B Shares)	144,603	5,650,812
Lundin Petroleum AB	198,437	6,187,037
Nibe Industrier AB (B Shares)	1,435,312	17,140,244
Sandvik AB	1,137,061	29,627,199
Securitas AB (B Shares) (b)	316,080	5,573,735
Sinch AB (a)(d)	497,308	10,046,218
Skandinaviska Enskilda Banken AB (A Shares)	1,645,557	22,279,363
Skanska AB (B Shares)	337,948	9,539,678
SKF AB (B Shares)	382,071	10,154,947
Svenska Cellulosa AB SCA (B Shares)	621,683	11,554,909
Svenska Handelsbanken AB (A Shares)	1,458,557	16,436,934
Swedbank AB (A Shares)	895,613	17,453,654
Swedish Match Co. AB	1,595,934	14,291,544
Tele2 AB (B Shares)	512,401	7,526,730
Telia Co. AB	2,717,764	11,930,707
Volvo AB:
(A Shares)	238,136	5,787,144
(B Shares)	1,397,473	32,914,090
TOTAL SWEDEN		625,969,621
Switzerland - 6.0%
ABB Ltd. (Reg.)	1,750,693	64,002,458
Adecco SA (Reg.)	160,854	9,638,632
Alcon, Inc. (Switzerland)	503,176	36,661,275
Baloise Holdings AG	47,966	7,577,341
Banque Cantonale Vaudoise	32,089	2,865,817
Barry Callebaut AG	3,539	8,970,077
Clariant AG (Reg.)	230,425	4,792,413
Coca-Cola HBC AG	207,731	7,851,006
Compagnie Financiere Richemont SA Series A	524,045	67,061,633
Credit Suisse Group AG	2,277,635	22,865,864
Credit Suisse Group AG sponsored ADR (b)	194,628	1,956,011
Ems-Chemie Holding AG	7,256	8,042,197
Geberit AG (Reg.)	37,276	30,607,594
Givaudan SA	9,220	46,026,207
Holcim Ltd.	530,905	31,121,108
Julius Baer Group Ltd.	226,068	14,920,944
Kuehne & Nagel International AG	53,780	18,143,366
Lindt & Spruengli AG	106	12,286,802
Lindt & Spruengli AG (participation certificate)	1,068	11,966,882
Logitech International SA (Reg.)	176,288	19,278,125
Lonza Group AG	75,058	58,442,114
Nestle SA (Reg. S)	2,883,953	365,194,041
Novartis AG	2,231,372	206,353,757
Partners Group Holding AG	22,875	39,103,535
Roche Holding AG:
(Bearer)	28,989	12,448,773
(participation certificate)	709,429	274,061,070
Schindler Holding AG:
(participation certificate)	42,253	13,676,193
(Reg.)	19,280	6,006,310
SGS SA (Reg.)	6,113	19,792,934
Siemens Energy AG (a)	401,968	10,938,584
Sika AG	141,357	49,795,241
Sonova Holding AG Class B	55,869	21,950,408
Straumann Holding AG	10,522	19,514,224
Swatch Group AG (Bearer)	30,901	10,325,918
Swatch Group AG (Bearer) (Reg.)	44,955	2,920,574
Swiss Life Holding AG	31,884	16,472,608
Swiss Prime Site AG	75,418	8,038,426
Swiss Re Ltd.	305,802	27,688,779
Swisscom AG	25,748	15,491,152
Temenos Group AG	66,101	10,507,859
UBS Group AG	3,439,231	56,722,538
UBS Group AG	251,500	4,144,720
Vifor Pharma AG	50,066	7,005,426
Zurich Insurance Group Ltd.	150,517	60,684,661
TOTAL SWITZERLAND		1,743,915,597
Taiwan - 4.0%
Accton Technology Corp.	509,000	5,964,479
Acer, Inc.	3,306,060	3,230,544
Advantech Co. Ltd.	419,076	5,475,104
ASE Technology Holding Co. Ltd.	3,240,943	14,275,046
Asia Cement Corp.	2,290,785	4,256,470
ASMedia Technology, Inc.	32,000	2,254,426
ASUSTeK Computer, Inc.	716,422	9,016,015
AU Optronics Corp.	8,544,000	6,339,255
Catcher Technology Co. Ltd.	694,000	4,604,913
Cathay Financial Holding Co. Ltd.	7,929,332	15,447,880
Chang Hwa Commercial Bank	4,291,041	2,545,380
Cheng Shin Rubber Industry Co. Ltd.	1,707,513	2,641,532
China Development Finance Holding Corp.	13,774,819	6,969,537
China Life Insurance Co. Ltd.	1,699,996	1,604,702
China Steel Corp.	11,737,421	15,322,380
Chunghwa Picture Tubes, Ltd. (a)(c)	551	0
Chunghwa Telecom Co. Ltd.	3,782,400	15,623,017
Compal Electronics, Inc.	4,680,394	3,623,913
CTBC Financial Holding Co. Ltd.	18,825,255	15,430,956
Delta Electronics, Inc.	1,932,383	19,930,420
E.SUN Financial Holdings Co. Ltd.	11,154,420	10,589,561
ECLAT Textile Co. Ltd.	205,420	4,489,268
Evergreen Marine Corp. (Taiwan)	2,577,554	12,270,769
Far Eastern New Century Corp.	2,873,032	3,047,552
Far EasTone Telecommunications Co. Ltd.	1,520,000	3,297,526
Feng Tay Enterprise Co. Ltd.	466,563	3,863,915
First Financial Holding Co. Ltd.	10,259,012	8,358,985
Formosa Chemicals & Fibre Corp.	3,536,620	10,424,311
Formosa Petrochemical Corp.	1,231,000	4,293,393
Formosa Plastics Corp.	3,851,640	13,790,894
Foxconn Technology Co. Ltd.	867,811	1,921,481
Fubon Financial Holding Co. Ltd.	6,617,487	17,806,062
Giant Manufacturing Co. Ltd.	303,042	3,493,349
GlobalWafers Co. Ltd.	213,000	6,477,868
HIWIN Technologies Corp.	275,362	3,171,369
Hon Hai Precision Industry Co. Ltd. (Foxconn)	12,465,593	49,308,160
Hotai Motor Co. Ltd.	296,000	6,271,961
Hua Nan Financial Holdings Co. Ltd.	8,135,670	5,627,008
Innolux Corp.	8,723,819	5,860,692
Inventec Corp.	3,293,209	2,769,730
Largan Precision Co. Ltd.	101,000	10,638,640
Lite-On Technology Corp.	2,329,053	5,358,343
MediaTek, Inc.	1,509,989	49,421,105
Mega Financial Holding Co. Ltd.	10,593,833	12,559,064
Micro-Star International Co. Ltd.	749,000	3,983,084
Nan Ya Plastics Corp.	5,167,980	16,144,139
Nan Ya Printed Circuit Board Corp.	247,000	3,532,749
Nanya Technology Corp.	1,282,000	3,338,579
Nien Made Enterprise Co. Ltd.	150,000	2,520,830
Novatek Microelectronics Corp.	575,000	10,587,534
Oneness Biotech Co. Ltd. (a)	215,000	1,486,798
Pegatron Corp.	1,971,652	4,757,846
Phison Electronics Corp.	186,199	3,185,183
Pou Chen Corp.	2,556,240	3,236,203
Powertech Technology, Inc.	674,700	2,676,236
President Chain Store Corp.	559,000	5,620,229
Quanta Computer, Inc.	2,849,000	7,899,771
Realtek Semiconductor Corp.	467,744	9,885,402
Ruentex Development Co. Ltd.	791,922	1,772,583
Shin Kong Financial Holding Co. Ltd.	10,530,563	3,460,660
Shin Kong Financial Holding Co. Ltd. rights (a)	593,053	20,591
Sinopac Holdings Co.	10,541,250	5,311,889
Synnex Technology International Corp.	1,460,920	2,777,453
Taishin Financial Holdings Co. Ltd.	10,194,758	6,192,328
Taiwan Business Bank	5,225,917	1,775,174
Taiwan Cement Corp.	5,244,311	9,899,857
Taiwan Cooperative Financial Holding Co. Ltd.	9,081,076	7,105,868
Taiwan High Speed Rail Corp.	1,845,000	2,007,404
Taiwan Mobile Co. Ltd.	1,523,400	5,674,326
Taiwan Semiconductor Manufacturing Co. Ltd.	24,708,000	516,883,872
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	165	19,246
The Shanghai Commercial & Savings Bank Ltd.	3,416,815	5,116,028
Unified-President Enterprises Corp.	4,689,620	12,311,041
Unimicron Technology Corp.	1,207,000	6,348,045
United Microelectronics Corp.	11,947,000	25,007,089
Vanguard International Semiconductor Corp.	928,000	3,848,643
Walsin Technology Corp.	303,000	2,184,174
Wan Hai Lines Ltd.	527,000	4,234,307
Win Semiconductors Corp.	343,000	4,260,639
Winbond Electronics Corp.	3,042,000	3,755,768
Wistron Corp.	2,826,291	2,813,242
Wiwynn Corp.	91,000	3,062,445
WPG Holding Co. Ltd.	1,516,378	2,967,250
Yageo Corp.	400,292	8,080,356
Yang Ming Marine Transport Corp. (a)	1,565,000	6,600,635
Yuanta Financial Holding Co. Ltd.	9,798,248	8,920,200
TOTAL TAIWAN		1,150,932,671
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	894,500	4,886,268
Advanced Information Service PCL NVDR	318,800	1,741,467
Airports of Thailand PCL:
(depositary receipt)	786,000	1,351,461
(For. Reg.)	3,761,200	6,467,066
Asset World Corp. PCL (a)	8,077,300	899,663
Asset World Corp. PCL NVDR (a)	2,412,000	268,652
B. Grimm Power PCL (For. Reg.)	794,300	954,804
Bangkok Bank PCL:
(For. Reg.)	371,900	1,148,748
NVDR	242,800	757,365
Bangkok Commercial Asset Management PCL	1,206,100	605,619
Bangkok Dusit Medical Services PCL:
unit	1,700,600	1,164,440
(For. Reg.)	8,284,500	5,672,588
Bangkok Expressway and Metro PCL	5,848,100	1,361,472
Berli Jucker PCL:
unit	478,300	494,893
(For. Reg)	852,800	882,386
BTS Group Holdings PCL:
unit	1,911,900	494,557
(For. Reg.)	6,246,700	1,615,854
Bumrungrad Hospital PCL:
NVDR	162,500	593,427
(For. Reg.)	333,600	1,218,259
Carabao Group PCL NVDR	394,400	1,740,353
Central Pattana PCL:
unit	311,900	446,114
(For. Reg.)	1,878,700	2,687,124
Central Retail Corp. PCL	1,793,650	1,692,123
Central Retail Corp. PCL NVDR	555,700	524,245
Charoen Pokphand Foods PCL (For. Reg.)	3,517,640	2,783,282
CP ALL PCL (For. Reg.)	4,617,300	8,290,344
Delta Electronics PCL:
(For. Reg.)	273,200	4,855,411
NVDR	7,700	136,847
Electricity Generating PCL:
(For. Reg.)	240,100	1,249,455
NVDR	71,800	373,640
Energy Absolute PCL (For. Reg.)	1,406,100	2,546,042
Global Power Synergy Public Co. Ltd.	596,000	1,392,057
Global Power Synergy Public Co. Ltd. unit	309,500	722,889
Gulf Energy Development PCL:
unit	1,022,200	1,042,109
(For. Reg.)	2,054,300	2,094,311
Home Product Center PCL:
unit	1,656,500	670,464
(For. Reg.)	5,041,347	2,040,472
Indorama Ventures PCL (For. Reg.)	1,678,000	1,851,111
Intouch Holdings PCL (For. Reg.)	1,986,100	3,898,462
Krung Thai Bank PCL:
(For. Reg.)	2,762,675	849,148
NVDR	467,800	143,785
Krungthai Card PCL:
(For. Reg.)	638,800	1,200,423
NVDR	153,300	288,079
Land & House PCL (For. Reg.)	7,055,500	1,674,769
Minor International PCL:
unit (a)	385,200	348,743
warrants 9/30/21 (a)	45,263	565
warrants 5/5/23 (a)	110,262	15,838
warrants 5/5/23 (a)	13,282	1,908
warrants 2/15/24 (a)	99,924	11,677
warrants 2/15/24 (a)	12,037	1,407
(For. Reg.) (a)	2,795,279	2,530,723
Muangthai Leasing PCL	569,191	1,034,971
Muangthai Leasing PCL unit	394,600	717,509
Osotspa PCL	630,600	676,465
Osotspa PCL unit	900,200	965,674
PTT Exploration and Production PCL (For. Reg.)	1,224,151	3,837,114
PTT Global Chemical PCL (For. Reg.)	2,006,886	3,465,940
PTT Oil & Retail Business PCL NVDR	2,926,700	2,471,574
PTT PCL:
(For. Reg.)	8,429,300	8,914,126
NVDR	1,998,000	2,112,918
Ratchaburi Electric Generating Holding PCL (For. Reg.)	514,200	665,049
SCG Packaging PCL NVDR	1,232,600	2,597,613
Siam Cement PCL:
(For. Reg.)	621,850	7,834,629
NVDR	169,600	2,136,774
Siam Commercial Bank PCL:
unit	496,100	1,411,605
(For. Reg.)	539,400	1,534,811
Sri Trang Gloves Thailand PCL	689,200	786,519
Sri Trang Gloves Thailand PCL NVDR	410,700	468,693
Srisawad Corp. PCL:
warrants 8/29/25 (a)	22,064	8,729
(For. Reg.)	677,100	1,318,758
Thai Oil PCL (For. Reg.)	1,052,600	1,409,446
Thai Union Frozen Products PCL (For. Reg.)	2,880,000	1,945,709
True Corp. PCL:
unit	3,825,600	374,876
(For. Reg.)	7,537,335	738,595
TOTAL THAILAND		128,111,006
Turkey - 0.1%
Akbank TAS	2,966,673	1,851,970
Aselsan A/S	723,588	1,331,931
Bim Birlesik Magazalar A/S JSC	518,330	3,900,086
Eregli Demir ve Celik Fabrikalari T.A.S.	1,309,713	3,108,742
Ford Otomotiv Sanayi A/S	65,450	1,342,245
Koc Holding A/S	690,676	1,685,295
Turk Sise ve Cam Fabrikalari A/S	1,985,030	1,788,082
Turkcell Iletisim Hizmet A/S	1,156,307	2,110,610
Turkiye Garanti Bankasi A/S	2,332,051	2,358,067
Turkiye Is Bankasi A/S Series C	1,358,673	849,775
Turkiye Petrol Rafinerileri A/S (a)	115,457	1,285,292
TOTAL TURKEY		21,612,095
United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	2,899,859	5,542,112
Abu Dhabi National Oil Co. for Distribution PJSC	2,788,601	3,310,047
Aldar Properties PJSC (a)	3,700,418	3,999,472
Dubai Islamic Bank Pakistan Ltd. (a)	1,713,030	2,252,545
Emaar Properties PJSC (a)	3,368,080	3,649,445
Emirates NBD Bank PJSC	2,496,484	9,107,411
Emirates Telecommunications Corp. (c)	1,669,879	10,365,284
First Abu Dhabi Bank PJSC	4,301,882	19,417,994
TOTAL UNITED ARAB EMIRATES		57,644,310
United Kingdom - 8.1%
3i Group PLC	987,084	17,555,338
Abrdn PLC	2,202,893	8,696,140
Admiral Group PLC	188,090	8,889,133
Anglo American PLC (United Kingdom)	1,300,440	57,627,666
Antofagasta PLC	393,072	8,165,501
Ashtead Group PLC	450,176	33,702,606
Associated British Foods PLC	352,897	9,844,873
AstraZeneca PLC (United Kingdom)	1,554,867	178,669,581
Auto Trader Group PLC (d)	1,018,930	9,231,662
Aveva Group PLC	113,886	6,218,084
Aviva PLC	3,946,609	21,246,451
BAE Systems PLC	3,223,255	25,842,579
Barclays PLC	17,463,552	42,245,718
Barratt Developments PLC	1,009,840	9,876,276
Berkeley Group Holdings PLC	123,693	8,330,167
BHP Group PLC	2,115,734	68,499,733
BP PLC	14,358,637	57,635,906
BP PLC sponsored ADR	1,011,754	24,464,212
British American Tobacco PLC (United Kingdom)	2,172,235	80,790,580
British Land Co. PLC	902,288	6,403,845
BT Group PLC (a)	9,034,016	21,799,442
Bunzl PLC	334,028	12,378,209
Burberry Group PLC	403,418	11,573,901
Coca-Cola European Partners PLC	202,426	12,562,558
Compass Group PLC (a)	1,790,282	37,849,963
Croda International PLC	141,675	16,581,359
Diageo PLC	2,339,927	116,028,230
Direct Line Insurance Group PLC	1,340,017	5,545,031
Evraz PLC	496,054	4,235,002
GlaxoSmithKline PLC	5,060,138	99,906,472
Halma PLC	375,959	15,097,423
Hargreaves Lansdown PLC	377,431	8,564,570
Hikma Pharmaceuticals PLC	180,182	6,626,986
HSBC Holdings PLC (United Kingdom)	20,471,837	113,008,454
Imperial Brands PLC	928,425	19,899,676
Informa PLC (a)	1,495,921	10,292,684
InterContinental Hotel Group PLC (a)	182,224	12,034,731
Intertek Group PLC	161,325	11,561,905
J Sainsbury PLC	1,700,253	6,695,375
JD Sports Fashion PLC	542,808	6,767,893
Johnson Matthey PLC	194,832	8,048,666
Kingfisher PLC	2,140,739	10,995,751
Land Securities Group PLC	735,773	7,257,253
Legal & General Group PLC	6,046,610	21,970,116
Lloyds Banking Group PLC	71,323,346	45,095,400
London Stock Exchange Group PLC	327,483	34,147,064
M&G PLC	2,578,091	8,077,314
Melrose Industries PLC	4,867,123	10,831,247
Mondi PLC	244,444	6,781,952
Mondi PLC	232,304	6,469,075
National Grid PLC	3,507,984	44,853,473
NatWest Group PLC	4,993,504	14,048,524
Next PLC	135,926	14,892,025
NMC Health PLC (a)	75,611	20,414
Ocado Group PLC (a)	488,706	12,601,040
Pearson PLC	385,741	4,648,360
Pearson PLC sponsored ADR (b)	334,503	4,067,556
Persimmon PLC	315,091	12,718,837
Phoenix Group Holdings PLC	631,348	5,962,236
Prudential PLC (a)	2,630,929	49,405,772
Reckitt Benckiser Group PLC	716,483	54,810,702
RELX PLC (London Stock Exchange)	1,942,915	57,091,780
Rentokil Initial PLC	1,862,938	14,677,194
Rio Tinto PLC	1,126,255	95,664,493
Rolls-Royce Holdings PLC	8,322,102	11,493,824
Royal Dutch Shell PLC:
Class A (United Kingdom)	4,168,749	83,795,782
Class B (United Kingdom)	3,668,946	72,495,330
Sage Group PLC	1,072,259	10,456,927
Schroders PLC	125,414	6,375,082
Segro PLC	1,188,789	20,118,173
Severn Trent PLC	245,702	9,562,722
Smith & Nephew PLC	886,895	18,098,662
Smiths Group PLC	405,133	8,759,563
Spirax-Sarco Engineering PLC	72,714	15,170,976
SSE PLC	1,050,519	21,107,501
St. James's Place Capital PLC	560,897	12,372,995
Standard Chartered PLC (United Kingdom)	2,712,150	16,285,918
Taylor Wimpey PLC	3,731,876	8,538,308
Tesco PLC	7,845,604	25,399,376
Unilever PLC	2,641,377	152,015,306
United Utilities Group PLC	702,705	10,480,634
Vodafone Group PLC	17,803,173	28,626,638
Vodafone Group PLC sponsored ADR	896,840	14,645,397
Whitbread PLC (a)	207,701	8,793,936
WM Morrison Supermarkets PLC	2,398,147	8,920,244
TOTAL UNITED KINGDOM		2,341,595,453
United States of America - 0.2%
360 DigiTech, Inc. ADR (a)	81,255	1,726,669
Dada Nexus Ltd. ADR (a)	54,908	1,185,464
DiDi Global, Inc. ADR (b)	300,315	3,096,248
DouYu International Holdings Ltd. ADR (a)	83,569	336,783
Li Auto, Inc. ADR (a)	479,566	16,012,709
NICE Systems Ltd. sponsored ADR (a)	22,281	6,208,601
Southern Copper Corp.	82,741	5,431,119
Yum China Holdings, Inc.	425,949	26,489,768
TOTAL UNITED STATES OF AMERICA		60,487,361
TOTAL COMMON STOCKS (Cost $21,583,584,120)		26,813,338,610

Nonconvertible Preferred Stocks - 1.0%
	Shares	Value ($)
Brazil - 0.4%
Alpargatas SA (PN) (a)	186,800	1,845,673
Ambev SA sponsored ADR	491,407	1,557,760
Banco Bradesco SA:
(PN)	4,268,986	19,876,717
(PN) sponsored ADR	1,497,686	6,994,194
Bradespar SA (PN)	229,100	3,253,345
Braskem SA (PN-A) (a)	176,800	1,960,390
BRF SA sponsored ADR (a)(b)	269,564	1,315,472
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	249,442	1,942,087
Companhia Energetica de Minas Gerais (CEMIG) (PN)	977,088	2,239,991
Companhia Paranaense de Energia-COPEL (PN-B)	968,000	1,137,457
Gerdau SA	1,192,250	7,050,602
Itau Unibanco Holding SA	3,763,761	21,896,406
Itau Unibanco Holding SA sponsored ADR	1,144,286	6,602,530
Itausa-Investimentos Itau SA (PN)	4,488,907	9,627,244
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	3,339,840	17,256,294
(PN) sponsored ADR (non-vtg.)	862,536	8,849,619
sponsored ADR	361,526	3,857,482
TOTAL BRAZIL		117,263,263
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B) (a)	144,403	6,897,763

Colombia - 0.0%
Bancolombia SA (PN)	488,682	3,503,187

France - 0.0%
Air Liquide SA (a)	41,793	7,268,162

Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	73,685	6,328,399
Fuchs Petrolub AG	70,143	3,496,364
Henkel AG & Co. KGaA	179,491	18,200,504
Porsche Automobil Holding SE (Germany)	155,486	16,828,440
Sartorius AG (non-vtg.)	26,808	16,212,145
Volkswagen AG	183,249	44,671,411
TOTAL GERMANY		105,737,263
Korea (South) - 0.2%
AMOREPACIFIC Corp.	1	69
Hyundai Motor Co.	31,101	2,859,837
Hyundai Motor Co. Series 2	31,163	2,811,472
LG Chemical Ltd.	7,810	2,591,454
LG Household & Health Care Ltd.	1,428	832,451
Samsung Electronics Co. Ltd.	802,348	50,183,291
TOTAL KOREA (SOUTH)		59,278,574
Russia - 0.0%
Surgutneftegas OJSC	7,120,217	3,715,192

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $259,168,006)		303,663,404

Nonconvertible Bonds - 0.0%
		Principal Amount (e)	Value ($)
India - 0.0%
Britannia Industries Ltd. 5.5% 6/3/24	INR	111,183	1,500
NTPC Ltd. 8.49% 3/25/25	INR	233,068	43,155

TOTAL NONCONVERTIBLE BONDS (Cost $48,211)			44,655

Money Market Funds - 6.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (f)	1,598,460,972	1,598,780,664
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	217,612,275	217,634,036
TOTAL MONEY MARKET FUNDS (Cost $1,816,414,292)		1,816,414,700

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $23,659,214,629)	28,933,461,369
NET OTHER ASSETS (LIABILITIES) - 0.2% (h)	44,809,363
NET ASSETS - 100.0%	28,978,270,732

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	9,910	Sep 2021	1,149,262,700	6,132,405	6,132,405
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	8,474	Sep 2021	541,361,490	(18,682,135)	(18,682,135)
TME S&P/TSX 60 Index Contracts (Canada)	663	Sep 2021	128,858,801	711,368	711,368

TOTAL FUTURES CONTRACTS					(11,838,362)
The notional amount of futures purchased as a percentage of Net Assets is 6.3%

Currency Abbreviations
INR	-	Indian rupee
USD	-	U.S. dollar

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $780,658,962 or 2.7% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $120,258,271 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	467,685,976	7,088,608,522	5,957,539,341	537,543	25,507	-	1,598,780,664	2.4%
Fidelity Securities Lending Cash Central Fund 0.06%	189,644,654	2,967,150,429	2,939,161,047	2,363,922	-	-	217,634,036	0.7%
Total	657,330,630	10,055,758,951	8,896,700,388	2,901,465	25,507	-	1,816,414,700

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Nonconvertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Fund held the following types of derivatives at period end:

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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